UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund is filed herewith.

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Global Managed Beta Fund

GGMBX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Allocation (%)

Common Stocks	10.4%
Other	85.1%

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$4,315,013,994
# of Portfolio Holdings	1,131
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$4,672,572

Goldman Sachs Global Managed Beta Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38147X762-SAR-0225

Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Factor Allocation Fund

GSQPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	58.6	33.3	25.4	7.9
Developed Markets Currency	6.7	1.2	5.5	-4.4
Developed Markets Equity Call Options	18.1	18.1	-	18.1
Developed Markets Equity Put Options	334.5	140.1	194.4	-54.4
Fixed Income	66.1	64.8	1.4	63.4
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.0	-	13.0	-13.0
Interest Rate Call Options	7.4	7.4	-	7.4
Interest Rate Put Options	7.4	7.4	-	7.4
Short-term investments	90.9	90.9	-	90.9
US Equity	51.2	51.2	-	51.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$2,360,982,510
# of Portfolio Holdings	159
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$7,968,100

Goldman Sachs Strategic Factor Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38150B293-SAR-0225

Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Factor Allocation Fund

SFAFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	58.6	33.3	25.4	7.9
Developed Markets Currency	6.7	1.2	5.5	-4.4
Developed Markets Equity Call Options	18.1	18.1	-	18.1
Developed Markets Equity Put Options	334.5	140.1	194.4	-54.4
Fixed Income	66.1	64.8	1.4	63.4
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.0	-	13.0	-13.0
Interest Rate Call Options	7.4	7.4	-	7.4
Interest Rate Put Options	7.4	7.4	-	7.4
Short-term investments	90.9	90.9	-	90.9
US Equity	51.2	51.2	-	51.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$2,360,982,510
# of Portfolio Holdings	159
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$7,968,100

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38148U338-SAR-0225

Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Volatility Premium Fund

SVPBX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	36.5	21.1	15.4	5.7
Developed Markets Equity Put Options	316.9	131.3	185.5	-54.2
Fixed Income	46.5	46.5	-	46.5
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.1	-	13.1	-13.1
Interest Rate Call Options	0.6	0.6	-	0.6
Interest Rate Put Options	0.6	0.6	-	0.6
Short-term investments	94.3	94.3	-	94.3
US Equity	0.6	0.6	-	0.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$496,685,915
# of Portfolio Holdings	84
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$797,346

Goldman Sachs Strategic Volatility Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C515-SAR-0225

Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Strategic Volatility Premium Fund

SVPFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	36.5	21.1	15.4	5.7
Developed Markets Equity Put Options	316.9	131.3	185.5	-54.2
Fixed Income	46.5	46.5	-	46.5
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.1	-	13.1	-13.1
Interest Rate Call Options	0.6	0.6	-	0.6
Interest Rate Put Options	0.6	0.6	-	0.6
Short-term investments	94.3	94.3	-	94.3
US Equity	0.6	0.6	-	0.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$496,685,915
# of Portfolio Holdings	84
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$797,346

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C523-SAR-0225

Institutional Class

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tactical Tilt Overlay Fund

GSLPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38150B244-SAR-0225

Class P

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tactical Tilt Overlay Fund

TTRFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38148U155-SAR-0225

Class R6

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Tactical Tilt Overlay Fund

TTIFX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Key Fund Statistics

(as of February 28, 2025)

Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38147X838-SAR-0225

Institutional Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025

Goldman Sachs Allocation Funds

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 10.4%

Aerospace & Defense – 0.2%
597	Airbus SE	$103,450
283	Axon Enterprise, Inc.*	149,551
18,616	BAE Systems PLC	332,883
482	Dassault Aviation SA	123,473
213	Elbit Systems Ltd.	64,792
1,334	General Dynamics Corp.	336,968
4,039	General Electric Co.	835,992
508	HEICO Corp.	134,457
648	HEICO Corp. Class A	138,128
1,975	Howmet Aerospace, Inc.	269,785
1,621	Kongsberg Gruppen ASA	197,201
1,435	L3Harris Technologies, Inc.	295,768
5,720	Leonardo SpA	230,696
969	Lockheed Martin Corp.	436,409
168	MTU Aero Engines AG	58,538
607	Northrop Grumman Corp.	280,276
287	Rheinmetall AG	303,105
34,744	Rolls-Royce Holdings PLC*	327,997
5,647	RTX Corp.	750,994
836	Saab AB Class B	24,811
1,299	Safran SA	340,124
38,420	Singapore Technologies Engineering Ltd.	153,953
5,668	Textron, Inc.	423,570
550	Thales SA	110,749
158	TransDigm Group, Inc.	216,018

		6,639,688

Air Freight & Logistics – 0.0%
4,609	CH Robinson Worldwide, Inc.	468,367
14,957	Deutsche Post AG	584,790
1,321	Expeditors International of Washington, Inc.	155,032
700	FedEx Corp.	184,030
16,507	InPost SA*	285,621
5,765	SG Holdings Co. Ltd.	58,745

		1,736,585

Automobile Components – 0.0%
20,793	Aisin Corp.	246,419
3,783	Aptiv PLC*	246,349
3,126	Bridgestone Corp.	121,844
11,356	Cie Generale des Etablissements Michelin SCA	403,609
3,429	Continental AG	246,008
6,632	Denso Corp.	86,020
2,716	Magna International, Inc.	98,916
11,113	Sumitomo Electric Industries Ltd.	195,873

		1,645,038

Automobiles – 0.1%
560	Ferrari NV	263,342
30,255	Ford Motor Co.	288,935
9,868	Isuzu Motors Ltd.	130,650

Shares	Description	Value

Common Stocks – (continued)

Automobiles – (continued)
6,488	Mercedes-Benz Group AG	$403,494
14,360	Subaru Corp.	266,238
3,431	Suzuki Motor Corp.	42,016
8,574	Tesla, Inc.*	2,512,011
4,317	Toyota Motor Corp.	78,313

		3,984,999

Banks – 0.6%
7,686	ABN AMRO Bank NV(a)	145,741
13,897	AIB Group PLC	97,621
22,203	ANZ Group Holdings Ltd.	412,723
29,264	Banco Bilbao Vizcaya Argentaria SA	387,925
21,777	Banco BPM SpA	218,129
78,567	Banco Santander SA	504,334
5,538	Bank Hapoalim BM	75,572
14,802	Bank Leumi Le-Israel BM	196,281
31,046	Bank of America Corp.	1,431,221
7,896	Bank of Ireland Group PLC	93,275
2,951	Bank of Montreal	303,432
7,377	Bank of Nova Scotia	366,211
984	Banque Cantonale Vaudoise	104,813
64,672	Barclays PLC	255,284
3,274	BNP Paribas SA	248,111
118,342	BOC Hong Kong Holdings Ltd.	417,156
6,798	BPER Banca SpA	51,926
23,129	CaixaBank SA	159,620
7,323	Canadian Imperial Bank of Commerce	443,758
5,690	Chiba Bank Ltd.	51,646
11,751	Citigroup, Inc.	939,492
8,988	Citizens Financial Group, Inc.	411,381
4,901	Commerzbank AG	105,349
5,421	Commonwealth Bank of Australia	531,183
10,021	Concordia Financial Group Ltd.	58,674
11,764	Credit Agricole SA	196,138
4,322	Danske Bank AS	145,363
11,831	DBS Group Holdings Ltd.	404,058
6,135	DNB Bank ASA	141,558
3,892	Erste Group Bank AG	261,426
5,945	Fifth Third Bancorp	258,429
3,628	FinecoBank Banca Fineco SpA	67,928
290	First Citizens BancShares, Inc. Class A	593,937
15,921	Hang Seng Bank Ltd.	223,602
77,541	HSBC Holdings PLC	919,595
17,810	Huntington Bancshares, Inc.	293,331
21,963	ING Groep NV	390,997
73,328	Intesa Sanpaolo SpA	361,356
10,673	Israel Discount Bank Ltd. Class A	82,482

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
11,206	Japan Post Bank Co. Ltd.	$113,112
15,157	JPMorgan Chase & Co.	4,011,300
1,403	KBC Group NV	121,686
249,627	Lloyds Banking Group PLC	231,697
1,837	M&T Bank Corp.	352,190
14,386	Mediobanca Banca di Credito Finanziario SpA	256,441
36,683	Mitsubishi UFJ Financial Group, Inc.	467,658
2,319	Mizrahi Tefahot Bank Ltd.	108,787
11,845	Mizuho Financial Group, Inc.	332,849
13,915	National Australia Bank Ltd.	306,892
2,969	National Bank of Canada	247,104
33,678	NatWest Group PLC	204,088
8,481	Nordea Bank Abp	111,631
39,874	Oversea-Chinese Banking Corp. Ltd.	509,133
2,071	PNC Financial Services Group, Inc.	397,466
13,678	Regions Financial Corp.	324,305
13,591	Resona Holdings, Inc.	106,340
5,774	Royal Bank of Canada	682,384
12,393	Skandinaviska Enskilda Banken AB Class A	199,160
3,420	Societe Generale SA	140,091
14,703	Standard Chartered PLC	236,722
19,761	Sumitomo Mitsui Financial Group, Inc.	503,061
3,698	Sumitomo Mitsui Trust Group, Inc.	94,846
17,014	Svenska Handelsbanken AB Class A	213,720
5,691	Swedbank AB Class A	136,905
6,417	Toronto-Dominion Bank	384,288
1,673	Truist Financial Corp.	77,544
7,911	U.S. Bancorp	371,026
7,682	UniCredit SpA	405,235
15,806	United Overseas Bank Ltd.	447,763
16,384	Wells Fargo & Co.	1,283,195
22,079	Westpac Banking Corp.	438,665

		26,168,342

Beverages – 0.1%
4,478	Anheuser-Busch InBev SA	267,994
22,407	Asahi Group Holdings Ltd.	277,923
596	Carlsberg AS Class B	74,649
14,455	Coca-Cola Co.	1,029,341
2,126	Coca-Cola Europacific Partners PLC	183,389
3,373	Coca-Cola HBC AG	142,934
897	Diageo PLC	24,559
4,744	Heineken Holding NV	348,299
1,417	Heineken NV	119,696
5,894	Keurig Dr. Pepper, Inc.	197,567
8,234	Kirin Holdings Co. Ltd.	111,054

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
8,269	Molson Coors Beverage Co. Class B	$506,807
4,774	Monster Beverage Corp.*	260,899
6,708	PepsiCo, Inc.	1,029,477
2,954	Suntory Beverage & Food Ltd.	94,690

		4,669,278

Biotechnology – 0.2%
7,681	AbbVie, Inc.	1,605,559
474	Alnylam Pharmaceuticals, Inc.*	116,960
1,235	Amgen, Inc.	380,454
72	Argenx SE*	44,999
2,928	Biogen, Inc.*	411,384
1,393	CSL Ltd.	227,049
423	Genmab AS*	95,331
8,750	Gilead Sciences, Inc.	1,000,213
31,658	Grifols SA*	348,136
11,198	Incyte Corp.*	823,053
648	Natera, Inc.*	100,822
1,240	Neurocrine Biosciences, Inc.*	147,213
541	Regeneron Pharmaceuticals, Inc.	378,018
7,474	Swedish Orphan Biovitrum AB*	219,757
1,607	United Therapeutics Corp.*	514,320
1,224	Vertex Pharmaceuticals, Inc.*	587,263

		7,000,531

Broadline Retail – 0.3%
54,031	Amazon.com, Inc.*	11,469,701
3,729	Canadian Tire Corp. Ltd. Class A	367,887
3,999	Dollarama, Inc.	416,913
5,390	eBay, Inc.	348,949
148	MercadoLibre, Inc.*	314,037
4,391	Next PLC	556,837
2,352	Pan Pacific International Holdings Corp.	62,659
27,044	Rakuten Group, Inc.*	167,365
11,877	Wesfarmers Ltd.	550,819

		14,255,167

Building Products – 0.1%
3,999	A.O. Smith Corp.	265,854
1,105	Allegion PLC	142,225
5,179	Assa Abloy AB Class B	158,900
4,969	Builders FirstSource, Inc.*	690,641
543	Carlisle Cos., Inc.	185,033
675	Carrier Global Corp.	43,740
4,718	Cie de Saint-Gobain SA	472,143
4,161	Fortune Brands Innovations, Inc.	269,300
467	Geberit AG	274,611

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
1,370	Johnson Controls International PLC	$117,354
365	Kingspan Group PLC	30,013
989	Lennox International, Inc.	594,438
7,051	Masco Corp.	530,094
2,939	Owens Corning	452,724
1,148	Rockwool AS Class B	453,737
864	Trane Technologies PLC	305,597

		4,986,404

Capital Markets – 0.4%
8,970	3i Group PLC	448,956
1,678	Ameriprise Financial, Inc.	901,589
518	Amundi SA(a)	37,215
1,222	ARES Management Corp. Class A	208,889
1,493	ASX Ltd.	62,471
10,767	Bank of New York Mellon Corp.	957,725
388	Blackrock, Inc.	379,379
3,292	Blackstone, Inc.	530,539
771	Brookfield Asset Management Ltd. Class A	43,566
1,832	Brookfield Corp.	106,013
796	Carlyle Group, Inc.	39,673
1,509	Cboe Global Markets, Inc.	318,097
2,511	Charles Schwab Corp.	199,700
1,872	CME Group, Inc.	475,057
650	Coinbase Global, Inc. Class A*	140,153
9,579	CVC Capital Partners PLC*(a)	220,486
12,889	Daiwa Securities Group, Inc.	90,848
24,203	Deutsche Bank AG	522,201
1,117	Deutsche Boerse AG	291,339
1,149	Euronext NV(a)	145,159
580	FactSet Research Systems, Inc.	267,809
16,336	Franklin Resources, Inc.	330,804
36,659	Hargreaves Lansdown PLC	510,876
1,541	Hong Kong Exchanges & Clearing Ltd.	69,465
4,394	IGM Financial, Inc.	138,464
270	Interactive Brokers Group, Inc. Class A	55,188
3,022	Intercontinental Exchange, Inc.	523,501
5,432	Japan Exchange Group, Inc.	57,779
1,956	KKR & Co., Inc.	265,214
2,181	London Stock Exchange Group PLC	326,120
1,958	LPL Financial Holdings, Inc.	727,867
1,162	Macquarie Group Ltd.	164,997
1,831	Moody’s Corp.	922,714
4,866	Morgan Stanley	647,713
2,217	Nasdaq, Inc.	183,523

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
15,674	Nomura Holdings, Inc.	$102,116
4,238	Northern Trust Corp.	467,112
1,599	Onex Corp.	118,117
231	Partners Group Holding AG	342,056
2,242	Raymond James Financial, Inc.	346,770
5,138	Robinhood Markets, Inc. Class A*	257,414
1,055	S&P Global, Inc.	563,096
2,908	SBI Holdings, Inc.	84,779
23,478	Schroders PLC	109,588
2,386	SEI Investments Co.	190,999
40,508	Singapore Exchange Ltd.	404,288
6,305	State Street Corp.	625,645
2,441	T. Rowe Price Group, Inc.	258,063
5,779	TMX Group Ltd.	205,356
1,382	Tradeweb Markets, Inc. Class A	187,081
2,721	UBS Group AG	94,282

		15,667,851

Chemicals – 0.1%
1,226	Air Liquide SA	224,972
498	Air Products & Chemicals, Inc.	157,443
1,797	Akzo Nobel NV	111,023
1,936	Arkema SA	159,369
13,158	Asahi Kasei Corp.	89,442
2,240	CF Industries Holdings, Inc.	181,485
742	Corteva, Inc.	46,731
3,266	Dow, Inc.	124,467
1,038	DuPont de Nemours, Inc.	84,877
1,162	Eastman Chemical Co.	113,702
1,439	Ecolab, Inc.	387,105
184	EMS-Chemie Holding AG	129,019
17,016	Evonik Industries AG	338,138
31	Givaudan SA	139,704
49,376	ICL Group Ltd.	299,261
855	International Flavors & Fragrances, Inc.	69,948
1,428	Linde PLC	666,947
5,322	LyondellBasell Industries NV Class A	408,889
33,126	Mitsubishi Chemical Group Corp.	168,191
2,221	Nippon Sanso Holdings Corp.	67,899
3,025	Nitto Denko Corp.	59,599
1,061	Nutrien Ltd.	55,604
1,464	PPG Industries, Inc.	165,754
2,737	RPM International, Inc.	339,087
1,722	Sherwin-Williams Co.	623,829
789	Symrise AG	79,388
14,579	Toray Industries, Inc.	97,149
412	Westlake Corp.	46,268

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
2,789	Yara International ASA	$79,309

		5,514,599

Commercial Services & Supplies – 0.1%
6,786	Brambles Ltd.	88,530
4,164	Cintas Corp.	864,030
1,904	Copart, Inc.*	104,339
4,061	Element Fleet Management Corp.	81,234
893	RB Global, Inc.	91,340
2,144	Republic Services, Inc.	508,171
11,517	Rollins, Inc.	603,376
2,814	Secom Co. Ltd.	96,673
20,398	Securitas AB Class B	294,892
4,673	TOPPAN Holdings, Inc.	138,374
4,335	Veralto Corp.	432,459
1,724	Waste Connections, Inc.	327,146
2,062	Waste Management, Inc.	479,992

		4,110,556

Communications Equipment – 0.1%
3,732	Arista Networks, Inc.*	347,263
14,317	Cisco Systems, Inc.	917,863
1,981	F5, Inc.*	579,304
12,071	Juniper Networks, Inc.	436,970
1,292	Motorola Solutions, Inc.	568,764
90,770	Nokia OYJ	436,093
33,763	Telefonaktiebolaget LM Ericsson Class B	277,692

		3,563,949

Construction & Engineering – 0.1%
9,433	ACS Actividades de Construccion y Servicios SA	503,779
4,741	AECOM	474,337
11,735	Bouygues SA	401,877
3,982	Eiffage SA	399,990
817	EMCOR Group, Inc.	334,080
3,631	Ferrovial SE	161,342
6,029	Obayashi Corp.	81,680
827	Quanta Services, Inc.	214,714
3,358	Skanska AB Class B	79,675
1,813	Stantec, Inc.	154,464
1,579	Taisei Corp.	71,368
3,204	Vinci SA	368,613
3,483	WSP Global, Inc.	621,222

		3,867,141

Construction Materials – 0.0%
738	CRH PLC	75,660
3,026	Heidelberg Materials AG	455,050
4,860	Holcim AG	532,758
3,577	James Hardie Industries PLC CDI*	113,419

Shares	Description	Value

Common Stocks – (continued)

Construction Materials – (continued)
159	Martin Marietta Materials, Inc.	$76,819
294	Vulcan Materials Co.	72,709

		1,326,415

Consumer Finance – 0.1%
16,881	Ally Financial, Inc.	626,285
2,965	American Express Co.	892,346
4,020	Capital One Financial Corp.	806,211
4,234	Discover Financial Services	826,435
1	Isracard Ltd.	4
11,997	Synchrony Financial	727,978

		3,879,259

Consumer Staples Distribution & Retail – 0.3%
2,575	Aeon Co. Ltd.	63,176
35,938	Albertsons Cos., Inc. Class A	756,136
3,664	Alimentation Couche-Tard, Inc.	182,168
18,509	Carrefour SA	245,796
37,421	Coles Group Ltd.	465,049
2,132	Costco Wholesale Corp.	2,235,637
5,225	Dollar General Corp.	387,590
4,419	Dollar Tree, Inc.*	321,968
18,826	Empire Co. Ltd. Class A	585,958
1,837	George Weston Ltd.	293,844
111,034	J Sainsbury PLC	362,078
12,449	Jeronimo Martins SGPS SA	268,094
22,137	Koninklijke Ahold Delhaize
	NV	780,081
18,677	Kroger Co.	1,210,643
4,369	Loblaw Cos. Ltd.	572,054
15,773	Marks & Spencer Group PLC	70,793
18,004	MatsukiyoCocokara & Co.	274,152
2,181	Metro, Inc.	144,299
17,575	Seven & i Holdings Co. Ltd.	250,731
9,472	Sysco Corp.	715,515
3,375	Target Corp.	419,310
115,276	Tesco PLC	552,751
4,090	Walgreens Boots Alliance, Inc.	43,681
31,098	Walmart, Inc.	3,066,574
17,356	Woolworths Group Ltd.	324,638

		14,592,716

Containers & Packaging – 0.0%
12,116	Amcor PLC	122,614
952	Avery Dennison Corp.	178,947
1,536	Ball Corp.	80,932
3,301	Crown Holdings, Inc.	295,869
2,142	International Paper Co.	120,702
1,367	Packaging Corp. of America	291,294

		1,090,358

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Distributors – 0.0%
580	D’ieteren Group	$96,313
2,228	Genuine Parts Co.	278,233
16,042	LKQ Corp.	676,812
644	Pool Corp.	223,468

		1,274,826

Diversified Consumer Services – 0.0%
10,078	Pearson PLC	173,439

Diversified REITs – 0.0%
5,695	WP Carey, Inc.	365,676

Diversified Telecommunication Services – 0.1%
41,600	AT&T, Inc.	1,140,256
20,451	Deutsche Telekom AG	738,021
2,714	Elisa OYJ	124,833
133,904	HKT Trust & HKT Ltd.	171,734
10,865	Infrastrutture Wireless Italiane SpA(a)	108,814
51,059	Koninklijke KPN NV	194,921
344,021	Nippon Telegraph & Telephone Corp.	333,063
25,666	Orange SA	307,561
5,561	Quebecor, Inc. Class B	127,037
35,169	Singapore Telecommunications Ltd.	88,710
249	Swisscom AG	141,952
114,229	Telefonica SA	509,332
8,339	Telenor ASA	107,946
38,857	Telia Co. AB	126,310
38,670	Telstra Group Ltd.	99,870
5,061	TELUS Corp.	78,324
20,633	Verizon Communications, Inc.	889,282

		5,287,966

Electric Utilities – 0.1%
3,422	Alliant Energy Corp.	220,822
2,004	American Electric Power Co., Inc.	212,524
10,053	CK Infrastructure Holdings Ltd.	69,066
16,300	CLP Holdings Ltd.	135,047
1,093	Constellation Energy Corp.	273,846
3,478	Duke Energy Corp.	408,630
1,638	Edison International	89,173
688	Emera, Inc.	27,515
8,193	Endesa SA	181,831
26,910	Enel SpA	197,063
3,040	Entergy Corp.	265,422
3,005	Evergy, Inc.	207,074
713	Eversource Energy	44,926
3,629	Exelon Corp.	160,402
5,140	FirstEnergy Corp.	199,278
2,175	Fortis, Inc.	95,374
4,022	Fortum OYJ	62,980
3,350	Hydro One Ltd.(a)	107,302

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
21,687	Iberdrola SA	$313,151
11,575	Kansai Electric Power Co., Inc.	133,942
3,748	NextEra Energy, Inc.	262,997
6,760	NRG Energy, Inc.	714,600
20,421	Origin Energy Ltd.	139,134
5,979	PG&E Corp.	97,697
11,380	Power Assets Holdings Ltd.	77,150
6,945	PPL Corp.	244,533
6,523	Redeia Corp. SA	116,751
4,443	Southern Co.	398,937
2,360	SSE PLC	45,496
8,117	Terna - Rete Elettrica Nazionale	67,852
2,538	Xcel Energy, Inc.	182,990

		5,753,505

Electrical Equipment – 0.1%
5,713	ABB Ltd.	307,953
1,484	AMETEK, Inc.	280,921
632	Eaton Corp. PLC	185,378
472	Emerson Electric Co.	57,400
950	GE Vernova, Inc.	318,421
161	Hubbell, Inc.	59,826
7,512	Mitsubishi Electric Corp.	116,604
2,300	Prysmian SpA	136,832
1,150	Schneider Electric SE	282,537
5,824	Siemens Energy AG*	334,918
2,036	Vertiv Holdings Co. Class A	193,766

		2,274,556

Electronic Equipment, Instruments & Components – 0.1%
5,547	Amphenol Corp. Class A	369,430
1,588	CDW Corp.	282,982
5,453	Corning, Inc.	273,468
3,820	Halma PLC	135,436
12,813	Hexagon AB Class B	147,757
3,507	Jabil, Inc.	543,304
113	Keyence Corp.	45,073
1,440	Keysight Technologies, Inc.*	229,723
7,054	Kyocera Corp.	78,480
6,553	Shimadzu Corp.	173,660
11,740	TDK Corp.	125,635
2,763	TE Connectivity PLC	425,585
820	Teledyne Technologies, Inc.*	422,316
1,656	Trimble, Inc.*	119,199
4,298	Yokogawa Electric Corp.	82,402
449	Zebra Technologies Corp. Class A*	141,457

		3,595,907

Energy Equipment & Services – 0.0%
3,089	Baker Hughes Co.	137,739
5,528	Halliburton Co.	145,773
3,228	Schlumberger NV	134,478

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
16,771	Tenaris SA	$317,109

		735,099

Entertainment – 0.1%
32,487	Bollore SE	196,782
4,061	Capcom Co. Ltd.	100,770
2,734	Electronic Arts, Inc.	353,014
471	Konami Group Corp.	57,510
870	Liberty Media Corp.-Liberty Formula One Class C*	83,894
303	Live Nation Entertainment, Inc.*	43,438
1,273	Netflix, Inc.*	1,248,253
2,411	Nintendo Co. Ltd.	179,997
1,701	ROBLOX Corp. Class A*	108,252
617	Sea Ltd. ADR*	78,526
247	Spotify Technology SA*	150,179
268	Take-Two Interactive Software, Inc.*	56,811
4,040	Universal Music Group NV	112,408
6,314	Walt Disney Co.	718,533
71,161	Warner Bros Discovery, Inc.*	815,505

		4,303,872

Financial Services – 0.4%
5,367	Apollo Global Management, Inc.	801,132
8,012	Berkshire Hathaway, Inc. Class B*	4,116,806
1,527	Block, Inc.*	99,713
7,886	Corebridge Financial, Inc.	273,487
919	Corpay, Inc.*	337,319
6,111	Equitable Holdings, Inc.	336,227
4,685	EXOR NV	456,449
2,761	Fiserv, Inc.*	650,740
1,424	Global Payments, Inc.	149,919
1,632	Groupe Bruxelles Lambert NV	116,532
5,206	Industrivarden AB Class A	196,900
5,406	Industrivarden AB Class C	204,583
9,145	Infratil Ltd.	55,735
12,910	Investor AB Class B	384,395
973	Jack Henry & Associates, Inc.	168,903
1,724	L E Lundbergforetagen AB Class B	86,016
78,143	M&G PLC	208,712
4,587	Mastercard, Inc. Class A	2,643,534
22,699	Mitsubishi HC Capital, Inc.	153,454
4,094	ORIX Corp.	85,020
1,324	PayPal Holdings, Inc.*	94,070
8,367	Visa, Inc. Class A	3,034,795
3,813	Washington H Soul Pattinson & Co. Ltd.	81,087

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
26,842	Wise PLC Class A*	$336,517

		15,072,045

Food Products – 0.1%
1,774	Ajinomoto Co., Inc.	71,065
6,226	Archer-Daniels-Midland Co.	293,867
13,181	Associated British Foods PLC	315,323
4,514	Bunge Global SA	334,894
2,534	Campbell’s Co.	101,512
13,526	Conagra Brands, Inc.	345,454
2,872	Danone SA	204,965
2,657	General Mills, Inc.	161,067
1,086	Hershey Co.	187,563
711	J.M. Smucker Co.	78,587
14,970	JDE Peet’s NV	279,795
1,913	Kellanova	158,588
253	Kerry Group PLC Class A	26,603
2,655	Kikkoman Corp.	25,762
8,501	Kraft Heinz Co.	261,066
941	McCormick & Co., Inc.	77,736
5,694	MEIJI Holdings Co. Ltd.	116,501
2,966	Mondelez International, Inc. Class A	190,506
5,662	Nestle SA	546,573
2,685	Nissin Foods Holdings Co. Ltd.	54,286
8,253	Orkla ASA	79,790
2,991	Saputo, Inc.	52,698
3,506	Tyson Foods, Inc. Class A	215,058
609,109	WH Group Ltd.(a)	497,687
18,229	Wilmar International Ltd.	43,410
1,972	Yakult Honsha Co. Ltd.	39,681

		4,760,037

Gas Utilities – 0.0%
4,754	AltaGas Ltd.	116,488
1,941	Atmos Energy Corp.	295,284
13,345	Snam SpA	64,321
8,789	Tokyo Gas Co. Ltd.	276,983

		753,076

Ground Transportation – 0.1%
964	Canadian National Railway Co.	97,736
1,077	Canadian Pacific Kansas City Ltd.	83,890
11,267	Central Japan Railway Co.	221,732
4,175	CSX Corp.	133,642
3,666	East Japan Railway Co.	72,485
4,887	Hankyu Hanshin Holdings, Inc.	127,698
274	JB Hunt Transport Services, Inc.	44,166
746	Old Dominion Freight Line, Inc.	131,669

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
773	TFI International, Inc.	$70,100
3,801	Tokyo Metro Co. Ltd.*	44,654
12,824	Tokyu Corp.	148,098
3,687	Uber Technologies, Inc.*	280,249
706	U-Haul Holding Co.	43,454
1,248	Union Pacific Corp.	307,869
4,266	West Japan Railway Co.	84,533

		1,891,975

Health Care Equipment & Supplies – 0.2%
5,598	Abbott Laboratories	772,580
946	Alcon AG	88,262
697	Align Technology, Inc.*	130,360
1,360	Baxter International, Inc.	46,934
984	Becton Dickinson & Co.	221,921
1,057	BioMerieux	126,395
6,703	Boston Scientific Corp.*	695,704
2,258	Cochlear Ltd.	364,572
624	Coloplast AS Class B	66,453
562	Cooper Cos., Inc.*	50,793
4,327	Demant AS*	155,764
719	Dexcom, Inc.*	63,538
2,491	Edwards Lifesciences Corp.*	178,405
880	EssilorLuxottica SA	263,496
16,006	Fisher & Paykel Healthcare Corp. Ltd.	306,032
3,208	Hologic, Inc.*	203,355
3,305	Hoya Corp.	388,036
1,124	IDEXX Laboratories, Inc.*	491,312
1,121	Insulet Corp.*	305,215
889	Intuitive Surgical, Inc.*	509,530
13,211	Koninklijke Philips NV	343,856
4,654	Medtronic PLC	428,261
13,938	Olympus Corp.	191,200
461	Siemens Healthineers AG(a)	25,768
16,455	Smith & Nephew PLC	238,853
535	Sonova Holding AG	172,185
700	STERIS PLC	153,482
1,633	Straumann Holding AG	222,369
1,146	Stryker Corp.	442,574
11,943	Sysmex Corp.	217,213
1,410	Terumo Corp.	25,177
1,963	Zimmer Biomet Holdings, Inc.	204,780

		8,094,375

Health Care Providers & Services – 0.2%
3,024	Cardinal Health, Inc.	391,547
1,738	Cencora, Inc.	440,652
1,641	Centene Corp.*	95,441
2,186	Cigna Group	675,146
7,459	CVS Health Corp.	490,205
1,814	DaVita, Inc.*	268,254
941	Elevance Health, Inc.	373,464
7,740	Fresenius Medical Care AG	375,369

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
10,756	Fresenius SE & Co. KGaA*	$430,035
882	HCA Healthcare, Inc.	270,157
793	Humana, Inc.	214,443
678	Labcorp Holdings, Inc.	170,205
761	McKesson Corp.	487,238
356	Molina Healthcare, Inc.*	107,199
1,822	Quest Diagnostics, Inc.	315,024
4,558	Sonic Healthcare Ltd.	78,078
3,686	UnitedHealth Group, Inc.	1,750,703
2,382	Universal Health Services, Inc. Class B	417,445

		7,350,605

Health Care REITs – 0.0%
1,142	Alexandria Real Estate
	Equities, Inc.	116,781
3,247	Healthpeak Properties, Inc.	66,434
2,168	Ventas, Inc.	149,982
2,632	Welltower, Inc.	404,038

		737,235

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
2,253	Pro Medicus Ltd.	359,171

		359,763

Hotel & Resort REITs – 0.0%
20,941	Host Hotels & Resorts, Inc.	337,778

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	96,261
2,029	Amadeus IT Group SA	153,220
3,089	Aristocrat Leisure Ltd.	138,856
280	Booking Holdings, Inc.	1,404,483
13,811	Carnival Corp.*	330,497
4,885	Chipotle Mexican Grill, Inc.*	263,643
10,511	Compass Group PLC	367,948
208	Darden Restaurants, Inc.	41,696
779	Domino’s Pizza, Inc.	381,484
1,125	DoorDash, Inc. Class A*	223,245
3,490	Entain PLC	33,023
493	Evolution AB(a)	37,687
2,849	Expedia Group, Inc.*	563,988
110,405	Genting Singapore Ltd.	59,784
1,616	Hilton Worldwide Holdings, Inc.	428,175
471	Hyatt Hotels Corp. Class A	66,387
2,167	InterContinental Hotels Group PLC	271,483
8,716	La Francaise des Jeux SACA(a)	332,986
156,831	Lottery Corp. Ltd.	464,258
681	Marriott International, Inc. Class A	190,986
2,063	McDonald’s Corp.	636,085
10,337	MGM Resorts International*	359,314

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
957	Restaurant Brands International, Inc.	$62,431
1,194	Royal Caribbean Cruises Ltd.	293,843
1,520	Sodexo SA	116,760
725	Starbucks Corp.	83,962
2,936	Whitbread PLC	99,166
1,102	Wynn Resorts Ltd.	98,431
4,984	Yum! Brands, Inc.	779,348
9,465	Zensho Holdings Co. Ltd.	479,177

		8,858,607

Household Durables – 0.1%
5,421	Barratt Redrow PLC	29,322
2,885	DR Horton, Inc.	365,847
1,657	Garmin Ltd.	379,337
3,537	Lennar Corp. Class A	423,131
38	NVR, Inc.*	275,332
19,755	Panasonic Holdings Corp.	244,325
4,138	PulteGroup, Inc.	427,373
5,086	Sekisui House Ltd.	114,996
8,753	Sony Group Corp.	218,968

		2,478,631

Household Products – 0.1%
2,228	Church & Dwight Co., Inc.	247,754
3,087	Clorox Co.	482,776
10,328	Colgate-Palmolive Co.	941,604
4,218	Essity AB Class B	116,073
2,469	Henkel AG & Co. KGaA	188,486
3,079	Kimberly-Clark Corp.	437,249
9,426	Procter & Gamble Co.	1,638,616
1,741	Reckitt Benckiser Group PLC	115,232
3,438	Unicharm Corp.	25,819

		4,193,609

Independent Power and Renewable Electricity Producers – 0.0%
5,770	Vistra Corp.	771,218

Industrial Conglomerates – 0.1%
1,701	3M Co.	263,859
101,119	CK Hutchison Holdings Ltd.	505,649
4,636	DCC PLC	314,380
390	Hikari Tsushin, Inc.	98,907
15,580	Hitachi Ltd.	395,983
1,747	Honeywell International, Inc.	371,919
12,823	Jardine Matheson Holdings Ltd.	512,594
14,893	Keppel Ltd.	75,804
10,313	Sekisui Chemical Co. Ltd.	175,963
1,938	Siemens AG	444,631
2,985	Smiths Group PLC	75,984
5,242	Swire Pacific Ltd. Class A	43,509

		3,279,182

Industrial REITs – 0.0%
20,356	CapitaLand Ascendas REIT	38,795

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
7,979	Goodman Group	$156,199
415	Prologis, Inc.	51,427

		246,421

Insurance – 0.5%
7,632	Admiral Group PLC	276,714
24,150	Aegon Ltd.	152,905
4,913	Aflac, Inc.	537,826
5,366	Ageas SA	293,791
1,925	Allianz SE	659,256
1,908	Allstate Corp.	379,978
1,896	American Financial Group, Inc.	239,427
6,651	American International Group, Inc.	551,634
1,034	Aon PLC Class A	423,030
4,360	Arch Capital Group Ltd.	405,088
1,356	Arthur J Gallagher & Co.	457,975
3,655	ASR Nederland NV	193,942
1,723	Assurant, Inc.	358,195
49,707	Aviva PLC	342,007
10,778	AXA SA	421,402
920	Baloise Holding AG	177,823
3,029	Brown & Brown, Inc.	359,058
2,404	Chubb Ltd.	686,294
3,130	Cincinnati Financial Corp.	462,645
3,758	Dai-ichi Life Holdings, Inc.	111,430
630	Erie Indemnity Co. Class A	269,684
1,149	Everest Group Ltd.	405,850
320	Fairfax Financial Holdings Ltd.	460,072
3,596	Fidelity National Financial, Inc.	232,050
19,457	Generali	642,319
5,441	Gjensidige Forsikring ASA	111,493
4,402	Great-West Lifeco, Inc.	163,514
706	Hannover Rueck SE	187,738
4,770	Hartford Insurance Group, Inc.	564,196
994	Helvetia Holding AG	186,750
2,804	iA Financial Corp., Inc.	263,025
30,938	Insurance Australia Group Ltd.	152,764
732	Intact Financial Corp.	144,224
16,408	Japan Post Holdings Co. Ltd.	175,128
7,878	Japan Post Insurance Co. Ltd.	153,546
16,049	Legal & General Group PLC	49,696
7,243	Loews Corp.	627,751
11,871	Manulife Financial Corp.	369,730
272	Markel Group, Inc.*	525,896
3,816	Marsh & McLennan Cos., Inc.	907,597
38,138	Medibank Pvt Ltd.	103,432
3,233	MetLife, Inc.	278,620
6,429	MS&AD Insurance Group Holdings, Inc.	135,207

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
839	Muenchener
	Rueckversicherungs-
	Gesellschaft AG in Muenchen	$475,501
7,674	NN Group NV	389,107
5,366	Phoenix Group Holdings PLC	35,144
25,471	Poste Italiane SpA(a)	411,119
9,050	Power Corp. of Canada	307,140
3,237	Principal Financial Group, Inc.	288,223
2,380	Progressive Corp.	671,160
3,520	Prudential Financial, Inc.	405,152
25,576	QBE Insurance Group Ltd.	343,387
12,395	Sampo OYJ Class A	108,836
7,908	Sompo Holdings, Inc.	235,438
2,695	Sun Life Financial, Inc.	149,881
27,615	Suncorp Group Ltd.	346,963
301	Swiss Life Holding AG	263,275
2,917	Swiss Re AG	468,907
3,106	T&D Holdings, Inc.	65,356
3,338	Talanx AG	303,790
4,749	Tokio Marine Holdings, Inc.	169,118
1,827	Travelers Cos., Inc.	472,261
5,405	Tryg AS	118,182
6,946	Unipol Assicurazioni SpA	103,750
5,583	W.R. Berkley Corp.	352,176
675	Willis Towers Watson PLC	229,264
646	Zurich Insurance Group AG	426,805

		21,740,637

Interactive Media & Services – 0.5%
26,338	Alphabet, Inc. Class C	4,535,930
30,530	Alphabet, Inc. Class A	5,198,649
60,619	Auto Trader Group PLC(a)	595,007
5,480	CAR Group Ltd.	127,465
12,096	Meta Platforms, Inc. Class A	8,082,547
14,343	Pinterest, Inc. Class A*	530,404
1,605	REA Group Ltd.	239,890
1,677	Scout24 SE(a)	164,031
5,944	Snap, Inc. Class A*	60,926

		19,534,849

IT Services – 0.3%
3,278	Accenture PLC Class A	1,142,383
5,873	Akamai Technologies, Inc.*	473,834
1,118	Capgemini SE	173,609
2,427	CGI, Inc.	251,583
879	Cloudflare, Inc. Class A*	127,719
10,239	Cognizant Technology Solutions Corp. Class A	853,216
1,987	EPAM Systems, Inc.*	409,600
6,820	Fujitsu Ltd.	131,557
1,231	Gartner, Inc.*	613,432
4,399	GoDaddy, Inc. Class A*	789,620
6,091	International Business Machines Corp.	1,537,612

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
293	MongoDB, Inc.*	$78,357
2,626	NEC Corp.	256,328
1,499	Nomura Research Institute Ltd.	49,252
7,689	Obic Co. Ltd.	220,951
3,000	Okta, Inc.*	271,470
11,392	Otsuka Corp.	248,979
10,270	SCSK Corp.	256,633
1,360	Shopify, Inc. Class A*	152,324
6,656	TIS, Inc.	185,167
9,470	Twilio, Inc. Class A*	1,135,737
4,542	VeriSign, Inc.*	1,080,451
2,263	Wix.com Ltd.*	454,161

		10,893,975

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	110,251
170	Shimano, Inc.	23,068

		133,319

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	131,630
17,622	Avantor, Inc.*	294,287
1,150	Bio-Rad Laboratories, Inc. Class A*	304,934
1,747	Danaher Corp.	362,957
3,132	Eurofins Scientific SE	157,352
1,540	IQVIA Holdings, Inc.*	290,752
399	Mettler-Toledo International, Inc.*	507,815
3,224	Qiagen NV*	123,496
1,284	Revvity, Inc.	144,001
1,197	Thermo Fisher Scientific, Inc.	633,165
761	Waters Corp.*	287,156
141	West Pharmaceutical Services, Inc.	32,760

		3,270,305

Machinery – 0.2%
1,239	Alfa Laval AB	53,546
8,068	Atlas Copco AB Class A	137,760
5,508	Atlas Copco AB Class B	82,277
1,787	Caterpillar, Inc.	614,639
806	Cummins, Inc.	296,753
796	Deere & Co.	382,709
774	Dover Corp.	153,848
1,651	Epiroc AB Class A	32,221
1,494	Epiroc AB Class B	25,578
4,152	Fortive Corp.	330,250
1,741	GEA Group AG	100,991
1,998	Graco, Inc.	173,966
772	IDEX Corp.	150,023
1,960	Illinois Tool Works, Inc.	517,401
2,410	Ingersoll Rand, Inc.	204,320
2,698	Knorr-Bremse AG	234,027

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
2,241	Komatsu Ltd.	$67,210
980	Kone OYJ Class B	55,316
12,160	Mitsubishi Heavy Industries Ltd.	163,289
486	Nordson Corp.	102,201
3,950	Otis Worldwide Corp.	394,131
616	PACCAR, Inc.	66,060
256	Parker-Hannifin Corp.	171,139
1,571	Pentair PLC	147,988
531	Rational AG	479,170
2,893	Sandvik AB	62,912
920	Schindler Holding AG	276,673
1,438	Snap-on, Inc.	490,602
1,680	Stanley Black & Decker, Inc.	145,370
14,880	Techtronic Industries Co. Ltd.	208,241
763	Trelleborg AB Class B	29,731
343	VAT Group AG(a)	129,820
3,271	Wartsila OYJ Abp	62,248
2,787	Westinghouse Air Brake Technologies Corp.	516,598
1,176	Xylem, Inc.	153,927
33,472	Yangzijiang Shipbuilding Holdings Ltd.	59,097

		7,272,032

Marine Transportation – 0.0%
86	AP Moller - Maersk AS Class B	151,301
94	AP Moller - Maersk AS Class A	163,165
9,339	Kawasaki Kisen Kaisha Ltd.	136,028
1,387	Kuehne & Nagel International AG	319,980
20,300	SITC International Holdings Co. Ltd.	48,864

		819,338

Media – 0.1%
950	Charter Communications, Inc. Class A*	345,392
21,401	Comcast Corp. Class A	767,868
2,322	Dentsu Group, Inc.	48,202
12,725	Fox Corp. Class A	732,960
13,519	Fox Corp. Class B	730,972
12,824	Informa PLC	139,495
7,272	Interpublic Group of Cos., Inc.	199,253
11,049	News Corp. Class A	316,222
3,676	Omnicom Group, Inc.	304,226
1,842	Publicis Groupe SA	182,927
814	Trade Desk, Inc. Class A*	57,240
21,846	WPP PLC	177,217

		4,001,974

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 0.0%
1,200	Agnico Eagle Mines Ltd.	$115,600
2,333	ArcelorMittal SA	66,626
5,927	BHP Group Ltd.	143,624
63,091	Glencore PLC*	253,568
6,974	JFE Holdings, Inc.	87,200
7,423	Kinross Gold Corp.	79,527
1,804	Newmont Corp.	77,283
8,691	Nippon Steel Corp.	192,929
8,515	Northern Star Resources Ltd.	91,986
296	Nucor Corp.	40,691
839	Reliance, Inc.	249,317
1,382	Rio Tinto PLC	83,504
1,545	Wheaton Precious Metals Corp.	106,674

		1,588,529

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
9,804	Annaly Capital Management, Inc.	215,296

Multi-Utilities – 0.1%
2,103	Ameren Corp.	213,581
2,249	Canadian Utilities Ltd. Class A	54,159
4,221	CenterPoint Energy, Inc.	145,118
225,261	Centrica PLC	425,111
2,627	CMS Energy Corp.	191,902
2,268	Consolidated Edison, Inc.	230,247
1,854	Dominion Energy, Inc.	104,974
1,501	DTE Energy Co.	200,684
5,607	E.ON SE	71,515
10,385	Engie SA	185,780
10,266	National Grid PLC	126,099
6,024	NiSource, Inc.	245,839
2,989	Public Service Enterprise Group, Inc.	242,557
2,326	Sempra	166,472
2,117	Veolia Environnement SA	63,440
2,381	WEC Energy Group, Inc.	254,029

		2,921,507

Office REITs – 0.0%
3,737	BXP, Inc.	265,065
170	Nippon Building Fund, Inc.	140,486

		405,551

Oil, Gas & Consumable Fuels – 0.3%
84,383	BP PLC	464,305
4,978	Canadian Natural Resources Ltd.	140,557
20,765	Cenovus Energy, Inc.	287,201
1,541	Cheniere Energy, Inc.	352,211
6,694	Chevron Corp.	1,061,802
5,759	ConocoPhillips	571,005
3,519	Coterra Energy, Inc.	94,978
9,699	Enbridge, Inc.	414,374

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
38,472	ENEOS Holdings, Inc.	$206,395
26,898	Eni SpA	389,572
2,700	EOG Resources, Inc.	342,738
6,187	Equinor ASA	143,686
636	Expand Energy Corp.	62,888
16,987	Exxon Mobil Corp.	1,891,163
6,773	Galp Energia SGPS SA	111,690
474	Hess Corp.	70,597
20,609	Idemitsu Kosan Co. Ltd.	140,023
3,057	Imperial Oil Ltd.	207,265
15,883	Inpex Corp.	201,291
4,355	Keyera Corp.	127,722
13,996	Kinder Morgan, Inc.	379,291
3,111	Marathon Petroleum Corp.	467,210
5,872	Occidental Petroleum Corp.	286,788
2,561	OMV AG	113,220
3,307	ONEOK, Inc.	331,990
5,582	Ovintiv, Inc.	242,594
4,774	Pembina Pipeline Corp.	185,581
1,275	Phillips 66	165,355
10,588	Repsol SA	134,861
22,726	Shell PLC	759,397
8,755	Suncor Energy, Inc.	335,011
1,686	Targa Resources Corp.	340,100
4,895	TC Energy Corp.	219,078
52	Texas Pacific Land Corp.	74,253
10,018	TotalEnergies SE	604,018
3,601	Valero Energy Corp.	470,759
8,726	Williams Cos., Inc.	507,679

		12,898,648

Paper & Forest Products – 0.0%
2,344	Holmen AB Class B	92,253

Passenger Airlines – 0.1%
19,296	Air Canada*	223,403
20,352	ANA Holdings, Inc.	386,172
4,264	Delta Air Lines, Inc.	256,352
24,310	Deutsche Lufthansa AG	174,101
19,418	Japan Airlines Co. Ltd.	332,796
7,826	Qantas Airways Ltd.*	46,510
92,590	Singapore Airlines Ltd.	466,673

		1,886,007

Personal Products – 0.0%
1,238	Beiersdorf AG	169,908
2,065	Estee Lauder Cos., Inc. Class A	148,494
1,419	Kao Corp.	61,053
11,755	Kenvue, Inc.	277,418
1,415	L’Oreal SA	520,247
13,489	Shiseido Co. Ltd.	245,173
7,040	Unilever PLC	398,892

		1,821,185

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	$102,660
5,115	AstraZeneca PLC	773,892
16,170	Bayer AG	382,120
17,381	Bristol-Myers Squibb Co.	1,036,255
2,849	Chugai Pharmaceutical Co. Ltd.	143,111
2,565	Daiichi Sankyo Co. Ltd.	59,048
6,045	Eisai Co. Ltd.	173,844
3,511	Eli Lilly & Co.	3,232,332
31,779	GSK PLC	586,384
32,828	Haleon PLC	165,316
9,213	Hikma Pharmaceuticals PLC	251,214
4,866	Ipsen SA	564,369
9,952	Johnson & Johnson	1,642,279
3,275	Kyowa Kirin Co. Ltd.	46,386
12,161	Merck & Co., Inc.	1,121,852
7,943	Novartis AG	864,356
11,897	Novo Nordisk AS Class B	1,079,255
15,153	Ono Pharmaceutical Co. Ltd.	163,429
6,750	Orion OYJ Class B	379,896
4,870	Otsuka Holdings Co. Ltd.	238,721
7,200	Pfizer, Inc.	190,296
2,146	Recordati Industria Chimica e Farmaceutica SpA	121,246
3,362	Roche Holding AG	1,130,030
19,276	Royalty Pharma PLC Class A	648,445
3,856	Sanofi SA	421,295
9,444	Shionogi & Co. Ltd.	141,478
9,315	Takeda Pharmaceutical Co. Ltd.	268,806
29,209	Teva Pharmaceutical Industries Ltd. ADR*	480,780
1,061	UCB SA	200,486
78,978	Viatris, Inc.	728,967
2,126	Zoetis, Inc.	355,552

		17,694,100

Professional Services – 0.1%
1,786	Automatic Data Processing, Inc.	562,912
1,337	Booz Allen Hamilton Holding Corp.	141,802
1,105	Broadridge Financial Solutions, Inc.	266,548
1,794	Bureau Veritas SA	53,952
6,818	Computershare Ltd.	174,894
1,949	Experian PLC	92,845
2,048	Intertek Group PLC	132,923
1,338	Jacobs Solutions, Inc.	171,411
2,492	Leidos Holdings, Inc.	323,885
1,788	Paychex, Inc.	271,186
9,725	Randstad NV	392,715
14,085	Recruit Holdings Co. Ltd.	839,613
13,974	RELX PLC	675,341
4,372	SGS SA	449,466

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
3,721	SS&C Technologies Holdings, Inc.	$331,355
2,984	Teleperformance SE	287,308
460	Thomson Reuters Corp.	82,232
1,342	Verisk Analytics, Inc.	398,453
3,240	Wolters Kluwer NV	498,271

		6,147,112

Real Estate Management & Development – 0.0%
763	Azrieli Group Ltd.	58,246
333	CBRE Group, Inc. Class A*	47,266
1,258	Daito Trust Construction Co. Ltd.	130,741
398	FirstService Corp.	70,167
15,209	Hongkong Land Holdings Ltd.	68,844
8,996	Hulic Co. Ltd.	83,986
74,575	Sino Land Co. Ltd.	74,681
1,264	Swiss Prime Site AG	145,760
1,753	Vonovia SE	54,296

		733,987

Residential REITs – 0.0%
4,083	American Homes 4 Rent Class A	151,112
802	AvalonBay Communities, Inc.	181,396
1,446	Camden Property Trust	179,391
2,009	Equity LifeStyle Properties, Inc.	137,777
2,523	Equity Residential	187,131
514	Essex Property Trust, Inc.	160,147
3,571	Invitation Homes, Inc.	121,450
943	Mid-America Apartment Communities, Inc.	158,537
1,098	Sun Communities, Inc.	149,493
4,129	UDR, Inc.	186,548

		1,612,982

Retail REITs – 0.0%
32,721	CapitaLand Integrated
	Commercial Trust	47,826
4,648	Kimco Realty Corp.	102,721
3,597	Klepierre SA	114,280
3,530	Realty Income Corp.	201,316
2,049	Regency Centers Corp.	157,158
16,689	Scentre Group	35,069
1,388	Simon Property Group, Inc.	258,293
574	Unibail-Rodamco-Westfield*	48,627

		965,290

Semiconductors & Semiconductor Equipment – 0.7%
2,086	Advanced Micro Devices, Inc.*	208,308
8,856	Advantest Corp.	496,263
609	Analog Devices, Inc.	140,106
5,725	Applied Materials, Inc.	904,951

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
1,053	ASML Holding NV	$748,968
470	BE Semiconductor Industries NV	52,998
16,828	Broadcom, Inc.	3,356,008
404	Disco Corp.	102,537
9,431	Intel Corp.	223,798
823	KLA Corp.	583,375
7,990	Lam Research Corp.	613,153
285	Marvell Technology, Inc.	26,169
563	Micron Technology, Inc.	52,714
279	Monolithic Power Systems, Inc.	170,472
147,493	NVIDIA Corp.	18,424,825
1,326	NXP Semiconductors NV	285,872
8,637	ON Semiconductor Corp.*	406,371
6,756	QUALCOMM, Inc.	1,061,840
377	SCREEN Holdings Co. Ltd.	27,282
10,416	Skyworks Solutions, Inc.	694,331
3,195	STMicroelectronics NV	80,052
2,353	Teradyne, Inc.	258,501
2,653	Texas Instruments, Inc.	519,961
1,460	Tokyo Electron Ltd.	218,323

		29,657,178

Software – 0.9%
2,536	Adobe, Inc.*	1,112,188
693	ANSYS, Inc.*	230,942
3,360	AppLovin Corp. Class A*	1,094,486
1,114	Aspen Technology, Inc.*	295,488
2,796	Atlassian Corp. Class A*	794,791
1,887	Autodesk, Inc.*	517,434
2,190	Bentley Systems, Inc. Class B	96,141
1,925	Cadence Design Systems, Inc.*	482,212
1,320	Check Point Software Technologies Ltd.*	290,743
291	Constellation Software, Inc.	1,003,082
606	Crowdstrike Holdings, Inc. Class A*	236,134
421	CyberArk Software Ltd.*	153,181
2,377	Dassault Systemes SE	94,259
1,605	Datadog, Inc. Class A*	187,063
1,693	Descartes Systems Group, Inc.*	188,708
14,081	DocuSign, Inc.*	1,171,117
1,986	Dynatrace, Inc.*	113,699
525	Fair Isaac Corp.*	990,334
7,620	Fortinet, Inc.*	823,036
17,521	Gen Digital, Inc.	478,849
786	HubSpot, Inc.*	569,056
1,236	Intuit, Inc.	758,706
3,121	Manhattan Associates, Inc.*	552,042
40,486	Microsoft Corp.	16,072,537
753	MicroStrategy, Inc. Class A*	192,339
978	Monday.com Ltd.*	290,241

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
3,722	Nemetschek SE	$436,416
289	Nice Ltd.*	40,080
4,576	Nutanix, Inc. Class A*	351,849
4,456	Open Text Corp.	115,069
4,430	Oracle Corp.	735,646
1,553	Oracle Corp. Japan	148,050
9,079	Palantir Technologies, Inc. Class A*	770,989
2,286	Palo Alto Networks, Inc.*	435,323
1,955	PTC, Inc.*	319,897
904	Roper Technologies, Inc.	528,388
36,735	Sage Group PLC	588,825
4,232	Salesforce, Inc.	1,260,501
3,600	SAP SE	999,004
951	ServiceNow, Inc.*	884,202
943	Synopsys, Inc.*	431,215
3,204	Trend Micro, Inc.	235,734
426	Tyler Technologies, Inc.*	259,191
2,590	WiseTech Global Ltd.	145,956
520	Workday, Inc. Class A*	136,937
3,803	Xero Ltd.*	407,909
9,038	Zoom Communications, Inc.*	666,101
385	Zscaler, Inc.*	75,549

		38,761,639

Specialized REITs – 0.0%
692	American Tower Corp.	142,289
419	Crown Castle, Inc.	39,428
211	Digital Realty Trust, Inc.	32,983
48	Equinix, Inc.	43,422
4,111	Gaming & Leisure Properties, Inc.	206,167
2,073	Iron Mountain, Inc.	193,141
379	Public Storage	115,072
5,927	VICI Properties, Inc.	192,568
2,277	Weyerhaeuser Co.	68,538

		1,033,608

Specialty Retail – 0.4%
291	AutoZone, Inc.*	1,016,466
6,120	Avolta AG	278,071
8,630	Best Buy Co., Inc.	775,923
1,696	Burlington Stores, Inc.*	422,864
3,620	CarMax, Inc.*	300,351
338	Carvana Co.*	78,788
3,184	Dick’s Sporting Goods, Inc.	716,718
685	Fast Retailing Co. Ltd.	209,069
25,496	H & M Hennes & Mauritz AB Class B	341,869
5,435	Home Depot, Inc.	2,155,521
10,875	Industria de Diseno Textil SA	584,391
435,827	JD Sports Fashion PLC	430,576
125,382	Kingfisher PLC	391,621
4,257	Lowe’s Cos., Inc.	1,058,461
613	Nitori Holdings Co. Ltd.	62,732

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
759	O’Reilly Automotive, Inc.*	$1,042,593
2,704	Ross Stores, Inc.	379,425
10,157	TJX Cos., Inc.	1,267,187
9,160	Tractor Supply Co.	507,006
1,871	Ulta Beauty, Inc.*	685,460
4,466	Williams-Sonoma, Inc.	868,994
14,300	Zalando SE*(a)	515,068
23,704	ZOZO, Inc.	741,379

		14,830,533

Technology Hardware, Storage & Peripherals – 0.6%
87,874	Apple, Inc.	21,251,448
5,694	Canon, Inc.	192,753
388	Dell Technologies, Inc. Class C	39,871
1,837	FUJIFILM Holdings Corp.	37,387
31,495	Hewlett Packard Enterprise Co.	623,916
11,908	HP, Inc.	367,600
3,335	Logitech International SA	330,468
2,911	NetApp, Inc.	290,547
2,933	Pure Storage, Inc. Class A*	153,894
40,760	Ricoh Co. Ltd.	443,065
1,016	Seagate Technology Holdings PLC	103,541
20,823	Seiko Epson Corp.	353,049

		24,187,539

Textiles, Apparel & Luxury Goods – 0.1%
2,024	adidas AG	517,356
12,390	Asics Corp.	277,447
649	Cie Financiere Richemont SA Class A	132,988
5,316	Deckers Outdoor Corp.*	740,838
953	Gildan Activewear, Inc.	51,479
212	Hermes International SCA	605,139
1,744	Lululemon Athletica, Inc.*	637,624
741	LVMH Moet Hennessy Louis Vuitton SE	535,416
5,214	Moncler SpA	358,477
6,694	NIKE, Inc. Class B	531,704
3,342	Pandora AS	590,195
11,197	Puma SE	335,047
335	Swatch Group AG	65,238

		5,378,948

Tobacco – 0.1%
7,735	Altria Group, Inc.	432,000
10,771	British American Tobacco PLC	418,085
9,372	Imperial Brands PLC	329,790
7,232	Japan Tobacco, Inc.	180,565

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Tobacco – (continued)
5,376	Philip Morris International, Inc.	$834,785

		2,195,225

Trading Companies & Distributors – 0.1%
1,283	AerCap Holdings NV	132,277
3,160	Brenntag SE	208,955
4,683	Bunzl PLC	199,243
11,631	Fastenal Co.	880,816
3,250	Ferguson Enterprises, Inc.	576,875
252	IMCD NV	37,398
5,486	ITOCHU Corp.	242,439
23,125	Marubeni Corp.	364,126
7,357	Mitsubishi Corp.	122,908
14,740	Mitsui & Co. Ltd.	276,214
31,199	MonotaRO Co. Ltd.	524,114
4,061	Reece Ltd.	43,886
8,359	Rexel SA	227,145
4,679	SGH Ltd.	151,092
11,090	Sumitomo Corp.	249,036
981	Toromont Industries Ltd.	82,365
12,729	Toyota Tsusho Corp.	213,506
67	United Rentals, Inc.	43,035
609	Watsco, Inc.	307,137
887	WW Grainger, Inc.	905,813

		5,788,380

Transportation Infrastructure – 0.0%
750	Aena SME SA(a)	166,036
5,223	Getlink SE	86,628
14,350	Transurban Group	117,730

		370,394

Water Utilities – 0.0%
521	American Water Works Co., Inc.	70,841
1,536	Essential Utilities, Inc.	58,337
1,516	Severn Trent PLC	47,861

		177,039

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	204,867
1,757	Rogers Communications, Inc. Class B	48,796
171,704	SoftBank Corp.	244,772
1,250	SoftBank Group Corp.	69,635
10,991	Tele2 AB Class B	130,335
2,476	T-Mobile U.S., Inc.	667,752
474,865	Vodafone Group PLC	419,253

		1,785,410

TOTAL COMMON STOCKS (Cost $292,245,753)		$448,463,048

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
5,074	6.873%	$197,491

Household Products – 0.0%
Henkel AG & Co. KGaA
2,622	2.234	226,204

TOTAL PREFERRED STOCKS (Cost $438,296)		$423,695

Units	Expiration Date	Value

Warrants*(b) – 0.0%

Constellation Software, Inc.
264	03/31/40	$—

(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 80.8%

416,778	Financial Select Sector SPDR Fund	$21,747,476
1,321,072	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	43,093,369
9,603,180	Goldman Sachs MarketBeta International Equity ETF(c)(d)	560,249,521
4,814,625	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(c)(d)	259,411,995
7,837,164	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(c)	390,963,980
14,058,301	Goldman Sachs MarketBeta U.S. Equity ETF(c)	1,151,234,269
2,997,712	iShares Core MSCI EAFE ETF	225,967,531
8,204,226	iShares Core MSCI Emerging Markets ETF	438,433,837
2,861,654	iShares MSCI EAFE Small-Cap ETF	179,940,803
81,240	iShares U.S. Technology ETF	12,564,578
2,300,559	SPDR Portfolio S&P 500 Growth ETF	201,505,963

TOTAL EXCHANGE TRADED FUNDS (Cost $2,883,842,353)		$3,485,113,322

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Dividend Rate	Value

Investment Company(c) – 4.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
186,907,865	4.287%	$ 186,907,865
(Cost $186,907,865)

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,588,040	4.287%	$ 4,588,040
(Cost $4,588,040)

TOTAL INVESTMENTS – 95.6%
(Cost $3,368,022,307)		$4,125,495,970

OTHER ASSETS IN EXCESS OF
LIABILITIES – 4.4%		189,518,024

NET ASSETS – 100.0%		$4,315,013,994

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

(d)	All or a portion of security is on loan.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	GBP	10,415,000	USD	13,060,906	03/19/25	$39,563
	HKD	1,540,000	USD	198,050	03/19/25	54
	ILS	1,240,000	USD	340,153	03/19/25	3,605
	JPY	2,196,000,000	USD	14,127,684	03/19/25	492,721
	NOK	7,200,000	USD	635,222	03/19/25	4,025
	SEK	30,075,000	USD	2,738,357	03/19/25	58,236
	SGD	1,380,000	USD	1,017,860	03/19/25	4,236
	USD	59,984,580	AUD	93,620,000	03/19/25	1,884,640
	USD	69,674,323	CHF	60,950,000	03/19/25	2,021,760
	USD	23,613,956	DKK	166,420,000	03/19/25	439,652
	USD	236,115,236	EUR	223,490,000	03/19/25	4,052,348
	USD	104,360,102	GBP	82,175,000	03/19/25	996,588
	USD	12,311,996	HKD	95,660,000	03/19/25	6,409
	USD	3,100,463	ILS	11,160,000	03/19/25	6,640
	USD	157,840,739	JPY	23,429,000,000	03/19/25	1,856,447
	USD	4,146,104	NOK	45,750,000	03/19/25	84,214
	USD	1,475,363	NZD	2,530,000	03/19/25	58,987
	USD	1,452,178	SEK	15,600,000	03/19/25	1,576
	USD	9,384,790	SGD	12,560,000	03/19/25	82,231

TOTAL						$12,093,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	12,450,000	USD	7,747,963	03/19/25	$(21,577)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	CAD	65,980,000	USD	47,087,740	03/19/25	$(1,443,418)
	CHF	7,240,000	USD	8,078,709	03/19/25	(42,539)
	DKK	36,990,000	USD	5,176,820	03/19/25	(25,892)
	EUR	21,530,000	USD	22,466,581	03/19/25	(110,708)
	HKD	10,810,000	USD	1,393,749	03/19/25	(3,163)
	ILS	520,000	USD	145,480	03/19/25	(1,323)
	JPY	1,368,000,000	USD	9,215,187	03/19/25	(107,393)
	NZD	200,000	USD	112,814	03/19/25	(847)
	USD	13,293,136	CHF	12,040,000	03/19/25	(70,881)
	USD	2,377,584	DKK	17,170,000	03/19/25	(13,371)
	USD	40,836,474	EUR	39,550,000	03/19/25	(230,630)
	USD	17,862,830	GBP	14,605,000	03/19/25	(508,015)
	USD	2,731,626	HKD	21,250,000	03/19/25	(1,948)
	USD	719,059	ILS	2,600,000	03/19/25	(1,724)
	USD	19,110,618	JPY	2,947,000,000	03/19/25	(509,754)
	USD	831,476	NOK	9,450,000	03/19/25	(7,537)
	USD	25,346,056	SEK	276,675,000	03/19/25	(381,203)
	USD	1,488,181	SGD	2,030,000	03/19/25	(15,337)

TOTAL						$(3,497,260)

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,412	03/21/25	$261,135,180	$(27,308,752)
S&P 500 E-Mini Index	1,410	03/21/25	420,409,125	(8,817,100)
S&P Toronto Stock Exchange 60 Index	509	03/20/25	107,742,291	145,460
TOPIX Index	94	03/13/25	16,710,001	(366,640)

Total				$(36,347,032)

Short position contracts:
E-mini Consumer Staples Select Sector	(256)	03/21/25	(21,473,280)	(1,578,739)
S&P 500 E-Mini Index	(81)	03/21/25	(24,151,162)	(327,662)

Total				$(1,906,401)

TOTAL FUTURES CONTRACTS				$(38,253,433)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract Calls
SPX Index	JPMorgan Securities, Inc.	$6,527.075	12/31/2025	(3,400)	$(2,219,205,500)	$(476,905)	$(538,863)	$61,958

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
Call CHF/Put NOK	MS & Co. Int.
	PLC	$ 14.351	03/19/2025	3,894,000	$3,894,000	$4	$ 80,630	$(80,626)
Call CHF/Put NOK	MS & Co. Int.
	PLC	13.550	03/19/2025	3,683,000	3,683,000	4	53,326	(53,322)
Call CHF/Put NOK	MS & Co. Int.
	PLC	13.806	06/18/2025	8,830,000	8,830,000	16,849	153,878	(137,029)
Call CHF/Put NOK	MS & Co. Int.
	PLC	14.124	09/17/2025	1,980,000	1,980,000	9,580	38,668	(29,088)
Call CHF/Put NOK	MS & Co. Int.
	PLC	14.516	09/17/2025	5,392,000	5,392,000	15,538	104,803	(89,265)
Call CHF/Put NOK	MS & Co. Int.
	PLC	14.537	12/17/2025	6,389,000	6,389,000	44,619	108,731	(64,112)
Call CHF/Put SEK	MS & Co. Int.
	PLC	13.620	03/19/2025	4,557,000	4,557,000	5	75,970	(75,965)
Call CHF/Put SEK	MS & Co. Int.
	PLC	12.986	03/19/2025	4,271,000	4,271,000	5	51,606	(51,601)
Call CHF/Put SEK	MS & Co. Int.
	PLC	13.306	06/18/2025	9,371,000	9,371,000	5,625	149,219	(143,594)
Call CHF/Put SEK	MS & Co. Int.
	PLC	13.540	09/17/2025	2,123,000	2,123,000	4,432	37,062	(32,630)
Call CHF/Put SEK	MS & Co. Int.
	PLC	13.481	09/17/2025	6,321,000	6,321,000	14,631	102,726	(88,095)
Call CHF/Put SEK	MS & Co. Int.
	PLC	13.709	12/17/2025	7,340,000	7,340,000	29,736	103,398	(73,662)
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.443	03/19/2025	329,211,000	329,211,000	350	33,144	(32,794)
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.094	03/19/2025	401,662,000	401,662,000	3,493	29,406	(25,913)
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.052	06/18/2025	1,053,137,000	1,053,137,000	94,306	88,531	5,775
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.269	09/17/2025	236,302,000	236,302,000	25,304	22,350	2,954
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.702	09/17/2025	615,567,000	615,567,000	36,071	66,461	(30,390)
Call JPY/Put KRW	MS & Co. Int.
	PLC	10.745	12/17/2025	701,185,000	701,185,000	61,778	68,910	(7,132)
Call USD/Put CAD	MS & Co. Int.
	PLC	1.465	03/19/2025	8,630,000	8,630,000	25,631	76,703	(51,072)
Call USD/Put CAD	MS & Co. Int.
	PLC	1.426	03/19/2025	10,203,000	10,203,000	151,912	70,962	80,950
Call USD/Put CAD	MS & Co. Int.
	PLC	1.440	06/18/2025	25,620,000	25,620,000	354,760	193,329	161,431
Call USD/Put CAD	MS & Co. Int.
	PLC	1.449	09/17/2025	5,775,000	5,775,000	82,889	50,485	32,404
Call USD/Put CAD	MS & Co. Int.
	PLC	1.420	09/17/2025	19,208,000	19,208,000	431,450	137,702	293,748
Call USD/Put CAD	MS & Co. Int.
	PLC	1.501	12/17/2025	22,231,000	22,231,000	193,432	200,635	(7,203)
Call USD/Put CLP	MS & Co. Int.
	PLC	1,089.090	03/19/2025	1,681,000	1,681,000	3	36,950	(36,947)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put CLP	MS & Co. Int.
	PLC	$1,123.250	03/19/2025	2,937,000	$2,937,000	$3	$ 56,023	$(56,020)
Call USD/Put CLP	MS & Co. Int.
	PLC	1,084.510	06/18/2025	10,646,000	10,646,000	28,712	193,246	(164,534)
Call USD/Put CLP	MS & Co. Int.
	PLC	1,108.720	09/17/2025	2,420,000	2,420,000	14,556	48,603	(34,047)
Call USD/Put CLP	MS & Co. Int.
	PLC	1,077.560	09/17/2025	7,505,000	7,505,000	66,840	133,131	(66,291)
Call USD/Put CLP	MS & Co. Int.
	PLC	1,148.202	12/17/2025	8,012,000	8,012,000	63,471	131,717	(68,246)
Call USD/Put KRW	MS & Co. Int.
	PLC	1,408.090	03/19/2025	2,688,000	2,688,000	97,104	35,374	61,730
Call USD/Put KRW	MS & Co. Int.
	PLC	1,425.130	03/19/2025	3,291,000	3,291,000	82,920	32,021	50,899
Call USD/Put KRW	MS & Co. Int.
	PLC	1,481.080	06/18/2025	8,094,000	8,094,000	95,752	89,358	6,394
Call USD/Put KRW	MS & Co. Int.
	PLC	1,494.880	09/17/2025	1,822,000	1,822,000	26,071	22,392	3,679
Call USD/Put KRW	MS & Co. Int.
	PLC	1,427.030	09/17/2025	5,463,000	5,463,000	177,340	63,644	113,696
Call USD/Put KRW	MS & Co. Int.
	PLC	1,572.940	12/17/2025	4,999,000	4,999,000	43,051	68,486	(25,435)
Call USD/Put MXN	MS & Co. Int.
	PLC	21.999	03/19/2025	3,763,000	3,763,000	3,251	75,915	(72,664)
Call USD/Put MXN	MS & Co. Int.
	PLC	22.815	06/18/2025	5,089,000	5,089,000	37,893	93,057	(55,164)
Call USD/Put MXN	MS & Co. Int.
	PLC	23.619	09/17/2025	1,169,000	1,169,000	13,562	23,435	(9,873)
Call USD/Put MXN	MS & Co. Int.
	PLC	23.724	09/17/2025	3,400,000	3,400,000	37,567	63,029	(25,462)
Call USD/Put MXN	MS & Co. Int.
	PLC	24.722	12/17/2025	3,789,000	3,789,000	50,401	63,977	(13,576)
Call USD/Put NOK	MS & Co. Int.
	PLC	11.804	03/19/2025	1,333,000	1,333,000	368	16,929	(16,561)
Call USD/Put NOK	MS & Co. Int.
	PLC	12.030	06/18/2025	3,174,000	3,174,000	15,537	47,040	(31,503)
Call USD/Put NOK	MS & Co. Int.
	PLC	12.224	09/17/2025	720,000	720,000	6,232	11,867	(5,635)
Call USD/Put NOK	MS & Co. Int.
	PLC	11.994	09/17/2025	2,158,000	2,158,000	25,303	35,359	(10,056)
Call USD/Put NOK	MS & Co. Int.
	PLC	12.731	12/17/2025	2,269,000	2,269,000	19,518	35,623	(16,105)
Call USD/Put SEK	MS & Co. Int.
	PLC	11.726	03/19/2025	2,358,000	2,358,000	9	33,337	(33,328)
Call USD/Put SEK	MS & Co. Int.
	PLC	11.327	03/19/2025	4,247,000	4,247,000	781	51,028	(50,247)
Call USD/Put SEK	MS & Co. Int.
	PLC	11.617	06/18/2025	9,405,000	9,405,000	28,968	139,195	(110,227)
Call USD/Put SEK	MS & Co. Int.
	PLC	11.758	09/17/2025	2,149,000	2,149,000	12,952	35,244	(22,292)
Call USD/Put SEK	MS & Co. Int.
	PLC	11.218	09/17/2025	7,148,000	7,148,000	93,989	103,875	(9,886)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put SEK	MS & Co. Int.
	PLC	$12.134	12/17/2025	7,081,000	$ 7,081,000	$ 46,189	$ 107,341	$ (61,152)

				3,611,692,000	$3,611,692,000	$2,690,747	$3,945,831	$(1,255,084)

Puts
Put AUD/Call JPY	MS & Co. Int.
	PLC	80.965	03/19/2025	6,230,000	6,230,000	19	72,667	(72,648)
Put AUD/Call JPY	MS & Co. Int.
	PLC	86.410	03/19/2025	9,762,000	9,762,000	1,799	89,071	(87,272)
Put AUD/Call JPY	MS & Co. Int.
	PLC	90.170	06/18/2025	22,780,000	22,780,000	237,383	234,428	2,955
Put AUD/Call JPY	MS & Co. Int.
	PLC	88.320	09/17/2025	5,138,000	5,138,000	66,766	60,331	6,435
Put AUD/Call JPY	MS & Co. Int.
	PLC	82.360	09/17/2025	13,335,000	13,335,000	68,760	158,228	(89,468)
Put AUD/Call JPY	MS & Co. Int.
	PLC	83.680	12/17/2025	19,059,000	19,059,000	194,539	215,981	(21,442)
Put AUD/Call USD	MS & Co. Int.
	PLC	0.595	03/19/2025	5,355,000	5,355,000	1,658	54,157	(52,499)
Put AUD/Call USD	MS & Co. Int.
	PLC	0.609	03/19/2025	4,492,000	4,492,000	7,280	35,750	(28,470)
Put AUD/Call USD	MS & Co. Int.
	PLC	0.611	06/18/2025	10,680,000	10,680,000	95,713	90,428	5,285
Put AUD/Call USD	MS & Co. Int.
	PLC	0.605	09/17/2025	2,404,000	2,404,000	26,917	23,059	3,858
Put AUD/Call USD	MS & Co. Int.
	PLC	0.620	09/17/2025	7,086,000	7,086,000	117,313	66,193	51,120
Put AUD/Call USD	MS & Co. Int.
	PLC	0.577	12/17/2025	7,613,000	7,613,000	55,685	67,311	(11,626)
Put CAD/Call JPY	MS & Co. Int.
	PLC	91.166	03/19/2025	4,835,000	4,835,000	50	54,282	(54,232)
Put CAD/Call JPY	MS & Co. Int.
	PLC	97.830	03/19/2025	5,785,000	5,785,000	2,679	50,534	(47,855)
Put CAD/Call JPY	MS & Co. Int.
	PLC	100.970	06/18/2025	14,322,000	14,322,000	151,679	148,268	3,411
Put CAD/Call JPY	MS & Co. Int.
	PLC	99.060	09/17/2025	3,193,000	3,193,000	40,397	36,997	3,400
Put CAD/Call JPY	MS & Co. Int.
	PLC	91.640	09/17/2025	8,566,000	8,566,000	36,727	99,885	(63,158)
Put CAD/Call JPY	MS & Co. Int.
	PLC	95.080	12/17/2025	9,728,000	9,728,000	104,236	110,259	(6,023)
Put NZD/Call JPY	MS & Co. Int.
	PLC	74.113	03/19/2025	4,993,000	4,993,000	31	53,658	(53,627)
Put NZD/Call JPY	MS & Co. Int.
	PLC	79.190	03/19/2025	8,108,000	8,108,000	2,795	66,145	(63,350)
Put NZD/Call JPY	MS & Co. Int.
	PLC	82.880	06/18/2025	19,116,000	19,116,000	244,723	179,755	64,968
Put NZD/Call JPY	MS & Co. Int.
	PLC	81.100	09/17/2025	4,312,000	4,312,000	61,081	46,325	14,756
Put NZD/Call JPY	MS & Co. Int.
	PLC	75.450	09/17/2025	11,734,000	11,734,000	62,386	131,135	(68,749)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	MS & Co. Int.
	PLC	$ 76.630	12/17/2025	10,592,000	$10,592,000	$ 107,133	$108,501	$ (1,368)
Put NZD/Call USD	MS & Co. Int.
	PLC	0.544	03/19/2025	5,856,000	5,856,000	4,310	55,260	(50,950)
Put NZD/Call USD	MS & Co. Int.
	PLC	0.558	03/19/2025	4,857,000	4,857,000	19,908	35,043	(15,135)
Put NZD/Call USD	MS & Co. Int.
	PLC	0.562	06/18/2025	11,567,000	11,567,000	142,851	90,426	52,425
Put NZD/Call USD	MS & Co. Int.
	PLC	0.556	09/17/2025	2,611,000	2,611,000	34,933	23,156	11,777
Put NZD/Call USD	MS & Co. Int.
	PLC	0.567	09/17/2025	7,586,000	7,586,000	139,686	65,287	74,399
Put NZD/Call USD	MS & Co. Int.
	PLC	0.527	12/17/2025	4,192,000	4,192,000	31,751	33,689	(1,938)

				255,887,000	$255,887,000	$2,061,188	$2,556,209	$ (495,021)

Total purchased option contracts				3,867,579,000	$3,867,579,000	$4,751,935	$6,502,040	$(1,750,105)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
Euro Stoxx 50 Index	$5,550.000	03/07/2025	(76)	$ (42,180,000)	$ (8,593)	$ (13,509)	$ 4,916
Euro Stoxx 50 Index	5,725.000	03/21/2025	(73)	(41,792,500)	(4,847)	(4,104)	(743)
FTSE 100 Index	8,950.000	03/21/2025	(16)	(14,320,000)	(5,333)	(2,001)	(3,332)
FTSE 100 Index	9,000.000	03/21/2025	(15)	(13,500,000)	(3,302)	(2,997)	(305)
FTSE 100 Index	9,050.000	03/21/2025	(8)	(7,240,000)	(1,157)	(1,620)	463
FTSE 100 Index	9,100.000	03/21/2025	(12)	(10,920,000)	(1,132)	(1,200)	68
FTSE 100 Index	9,125.000	04/17/2025	(5)	(4,562,500)	(1,321)	(1,349)	28
Nikkei 225 Index	39,625.000	03/14/2025	(5)	(19,812,500)	(1,129)	(1,417)	288
Nikkei 225 Index	40,875.000	03/14/2025	(8)	(32,700,000)	(478)	(2,290)	1,812
Nikkei 225 Index	41,125.000	03/14/2025	(10)	(41,125,000)	(465)	(9,169)	8,704
Nikkei 225 Index	41,250.000	03/14/2025	(7)	(28,875,000)	(279)	(5,999)	5,720
Nikkei 225 Index	41,750.000	03/14/2025	(1)	(4,175,000)	(27)	(477)	450
Nikkei 225 Index	42,250.000	03/14/2025	(5)	(21,125,000)	(100)	(3,858)	3,758
Nikkei 225 Index	42,750.000	03/14/2025	(3)	(12,825,000)	(40)	(3,072)	3,032
Nikkei 225 Index	40,375.000	04/11/2025	(5)	(20,187,500)	(2,624)	(2,956)	332
Nikkei 225 Index	41,625.000	04/11/2025	(2)	(8,325,000)	(412)	(1,283)	871
S&P 500 Index	6,140.000	03/03/2025	(43)	(26,402,000)	(108)	(22,632)	22,524
S&P 500 Index	6,100.000	03/05/2025	(44)	(26,840,000)	(1,870)	(50,177)	48,307
S&P 500 Index	6,300.000	03/05/2025	(32)	(20,160,000)	(160)	(18,739)	18,579
S&P 500 Index	6,030.000	03/07/2025	(43)	(25,929,000)	(52,706)	(52,706)	—
S&P 500 Index	6,300.000	03/12/2025	(32)	(20,160,000)	(720)	(16,711)	15,991
S&P 500 Index	6,350.000	03/19/2025	(32)	(20,320,000)	(1,760)	(23,768)	22,008
S&P 500 Index	6,200.000	03/26/2025	(33)	(20,460,000)	(32,340)	(54,589)	22,249
Stoxx Europe 50 Index	5,725.000	03/14/2025	(73)	(41,792,500)	(1,742)	(12,347)	10,605

			(583)	$ (525,728,500)	$ (122,645)	$ (308,970)	$ 186,325

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Euro Stoxx 50 Index	$5,125.000	03/07/2025	(151)	$ (77,387,500)	$ (2,819)	$ (24,005)	$ 21,186
Euro Stoxx 50 Index	5,265.000	03/21/2025	(146)	(76,869,000)	(44,376)	(56,450)	12,074
FTSE 100 Index	8,200.000	03/21/2025	(2)	(1,640,000)	(176)	(1,246)	1,070
FTSE 100 Index	8,325.000	03/21/2025	(8)	(6,660,000)	(1,006)	(3,707)	2,701
FTSE 100 Index	8,375.000	03/21/2025	(31)	(25,962,500)	(4,484)	(11,982)	7,498
FTSE 100 Index	8,400.000	03/21/2025	(16)	(13,440,000)	(2,516)	(6,097)	3,581
FTSE 100 Index	8,450.000	03/21/2025	(23)	(19,435,000)	(4,195)	(10,181)	5,986
FTSE 100 Index	8,525.000	03/21/2025	(22)	(18,755,000)	(5,535)	(5,640)	105
FTSE 100 Index	8,425.000	04/17/2025	(10)	(8,425,000)	(4,654)	(4,500)	(154)
Nikkei 225 Index	35,250.000	03/14/2025	(1)	(3,525,000)	(1,395)	(510)	(885)
Nikkei 225 Index	36,250.000	03/14/2025	(25)	(90,625,000)	(68,090)	(45,179)	(22,911)
Nikkei 225 Index	36,750.000	03/14/2025	(20)	(73,500,000)	(75,066)	(21,818)	(53,248)
Nikkei 225 Index	36,875.000	03/14/2025	(9)	(33,187,500)	(35,872)	(13,908)	(21,964)
Nikkei 225 Index	37,000.000	03/14/2025	(6)	(22,200,000)	(25,509)	(10,377)	(15,132)
Nikkei 225 Index	37,375.000	03/14/2025	(16)	(59,800,000)	(86,093)	(22,494)	(63,599)
Nikkei 225 Index	34,750.000	04/11/2025	(11)	(38,225,000)	(33,613)	(31,652)	(1,961)
Nikkei 225 Index	36,250.000	04/11/2025	(4)	(14,500,000)	(22,984)	(9,378)	(13,606)
S&P 500 Index	5,870.000	03/03/2025	(86)	(50,482,000)	(56,760)	(155,107)	98,347
S&P 500 Index	5,800.000	03/05/2025	(151)	(87,580,000)	(117,025)	(275,159)	158,134
S&P 500 Index	5,685.000	03/07/2025	(87)	(49,459,500)	(100,698)	(100,698)	—
S&P 500 Index	5,850.000	03/12/2025	(64)	(37,440,000)	(238,400)	(210,487)	(27,913)
S&P 500 Index	5,920.000	03/19/2025	(64)	(37,888,000)	(468,162)	(188,876)	(279,286)
S&P 500 Index	5,650.000	03/26/2025	(65)	(36,725,000)	(179,725)	(162,182)	(17,543)
Stoxx Europe 50 Index	5,300.000	03/14/2025	(145)	(76,850,000)	(33,994)	(27,432)	(6,562)

			(1,163)	$ (960,561,000)	$(1,613,147)	$(1,399,065)	$(214,082)

Total written option contracts			(1,746)	$(1,486,289,500)	$(1,735,792)	$(1,708,035)	$ (27,757)

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.500	03/14/2025	966	$ 2,415,000	$ 6,038	$ 1,863,201	$ (1,857,163)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	12,963	2,263,037	(2,250,074)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	11,519	3,360,173	(3,348,654)
3 Month SOFR	98.000	03/14/2025	2,796	6,990,000	17,475	923,062	(905,587)
3 Month SOFR	95.625	06/13/2025	1,373	3,432,500	1,149,888	1,551,223	(401,335)
3 Month SOFR	96.250	06/13/2025	794	1,985,000	153,838	1,182,380	(1,028,542)
3 Month SOFR	96.625	06/13/2025	983	2,457,500	110,588	1,903,452	(1,792,864)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	122,600	1,290,144	(1,167,544)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	183,563	2,854,785	(2,671,222)
3 Month SOFR	95.875	09/12/2025	2,359	5,897,500	2,300,025	2,783,135	(483,110)
3 Month SOFR	96.000	09/12/2025	482	1,205,000	391,625	471,068	(79,443)
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	461,500	1,589,661	(1,128,161)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	322,350	1,888,445	(1,566,095)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	277,650	1,267,713	(990,063)
3 Month SOFR	97.375	09/12/2025	327	817,500	53,138	70,128	(16,990)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.500	09/12/2025	3,092	$ 7,730,000	$ 444,475	$ 3,074,948	$ (2,630,473)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	2,766,563	2,763,799	2,764
3 Month SOFR	96.125	12/12/2025	772	1,930,000	825,075	870,291	(45,216)
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	719,669	1,614,489	(894,820)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	477,662	1,373,245	(895,583)
3 Month SOFR	97.500	12/12/2025	3,234	8,085,000	848,925	3,177,500	(2,328,575)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	2,967,088	2,752,935	214,153
3 Month SOFR	96.250	03/13/2026	727	1,817,500	876,944	910,437	(33,493)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	511,218	916,239	(405,021)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	351,000	781,114	(430,114)
3 Month SOFR	97.000	03/13/2026	426	1,065,000	242,287	211,598	30,689
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	615,600	1,371,174	(755,574)
3 Month SOFR	97.500	03/13/2026	363	907,500	129,319	118,686	10,633
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	3,006,699	2,734,521	272,178
3 Month SOFR	96.250	06/12/2026	658	1,645,000	921,199	935,557	(14,358)
3 Month SOFR	96.500	06/12/2026	408	1,020,000	451,350	449,600	1,750
3 Month SOFR	96.625	06/12/2026	580	1,450,000	572,750	914,846	(342,096)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	435,337	766,846	(331,509)
3 Month SOFR	97.125	06/12/2026	408	1,020,000	252,450	209,900	42,550
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,030,000	2,747,337	282,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	908,863	947,402	(38,539)
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	1,540,687	1,413,440	127,247
3 Month SOFR	96.625	09/11/2026	559	1,397,500	618,393	930,634	(312,241)
3 Month SOFR	96.375	12/11/2026	620	1,550,000	914,500	962,438	(47,938)
3 Month SOFR	96.500	12/11/2026	1,232	3,080,000	1,640,100	1,528,690	111,410
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	1,732,500	1,641,665	90,835
3 Month SOFR	96.500	06/11/2027	780	1,950,000	1,140,750	1,074,029	66,721

TOTAL			50,780	$126,950,000	$34,516,163	$62,454,967	$(27,938,804)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SpA	—Stand-by Purchase Agreement
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 64.8%

U.S. Treasury Bills
$200,000,000	0.000%	03/04/25	$199,976,498
125,000,000	0.000	03/06/25	124,956,055
81,389,000	0.000	04/01/25	81,111,385
200,000,000	0.000	04/24/25	198,780,742
125,000,000	0.000	05/01/25	124,131,342
125,000,000	0.000	05/06/25	124,066,552
179,904,500	0.000	05/15/25	178,374,391
125,000,000	0.000	05/27/25	123,765,177
82,000,000	0.000	06/12/25	81,037,575
118,000,000	0.000	06/17/25	116,542,410
180,300,000	0.000	06/20/25	178,010,951

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,530,300,062)			$1,530,753,078

Shares	Dividend Rate	Value

Investment Company(b) – 26.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
624,924,854	4.287%	$624,924,854
(Cost $624,924,854)

TOTAL INVESTMENTS – 91.3% (Cost $2,155,224,916)		$2,155,677,932

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.7%		205,304,578

NET ASSETS – 100.0%		$2,360,982,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	54,330,000	USD	60,063,367	03/19/25	$241,207
	GBP	43,110,000	USD	53,954,364	03/19/25	271,387
	JPY	2,369,540,000	USD	15,743,866	03/19/25	31,925
	USD	60,421,902	AUD	94,450,000	03/19/25	1,806,869
	USD	81,546,209	CAD	117,670,000	03/19/25	143,249
	USD	62,435,125	CHF	56,160,000	03/19/25	99,309
	USD	75,505,879	EUR	71,490,000	03/19/25	1,273,583
	USD	50,771,193	GBP	39,990,000	03/19/25	469,923
	USD	135,220,643	NZD	241,380,000	03/19/25	88,312

TOTAL						$4,425,764

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	85,720,000	USD	53,482,594	03/19/25	$(285,340)
	CAD	7,450,000	USD	5,318,788	03/19/25	(164,951)
	CHF	4,650,000	USD	5,319,904	03/19/25	(158,551)
	EUR	73,790,000	USD	76,669,882	03/19/25	(49,360)
	GBP	2,490,000	USD	3,139,497	03/19/25	(7,460)
	JPY	1,568,890,000	USD	10,549,355	03/19/25	(104,087)
	NZD	241,380,000	USD	136,656,738	03/19/25	(1,524,406)
	USD	48,644,523	AUD	78,550,000	03/19/25	(103,078)
	USD	3,873,911	GBP	3,120,000	03/19/25	(50,569)
	USD	7,139,099	JPY	1,112,590,000	03/19/25	(268,240)

TOTAL						$(2,716,042)

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Australian Bonds	402	03/17/25	$ 28,317,896	$ 424,973
10 Year Japanese Bonds	26	03/13/25	24,140,698	(1,303)
10 Year U.S. Treasury Notes	11,386	06/18/25	1,264,913,438	6,161,562
2 Year U.S. Treasury Notes	88	06/30/25	18,213,250	35,588
5 Year German Euro-Bund	46	03/06/25	6,355,572	11,446
5 Year U.S. Treasury Notes	26	06/30/25	2,806,375	11,329
S&P 500 E-Mini Index	4,054	03/21/25	1,208,750,775	(16,142,483)

Total				$ (9,498,888)

Short position contracts:
10 Year U.K. Long Gilt	(154)	06/26/25	(18,098,936)	(42,872)
20 Year U.S. Treasury Bonds	(26)	06/18/25	(3,070,437)	(19,145)
Montreal Exchange 10 Year Canadian Bonds	(90)	06/19/25	(7,761,742)	(100,688)

Total				$ (162,705)

TOTAL FUTURES CONTRACTS				$ (9,661,593)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
S&P 500 Index	$6,070.000	03/07/2025	82	$49,774,000	$76,260	$ 201,822	$ (125,562)
S&P 500 Index	6,135.000	03/07/2025	69	42,331,500	9,315	101,279	(91,964)
S&P 500 Index	6,190.000	03/07/2025	4	2,476,000	100	8,044	(7,944)
S&P 500 Index	6,195.000	03/07/2025	9	5,575,500	180	7,479	(7,299)
S&P 500 Index	6,200.000	03/07/2025	10	6,200,000	200	21,710	(21,510)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,210.000	03/07/2025	26	$16,146,000	$ 390	$ 38,886	$ (38,496)
S&P 500 Index	6,225.000	03/07/2025	33	20,542,500	330	73,593	(73,263)
S&P 500 Index	6,045.000	03/14/2025	61	36,874,500	111,340	111,341	(1)
S&P 500 Index	6,095.000	03/14/2025	65	39,617,500	110,825	143,795	(32,970)
S&P 500 Index	6,100.000	03/14/2025	44	26,840,000	69,300	115,524	(46,224)
S&P 500 Index	6,160.000	03/14/2025	36	22,176,000	19,440	64,356	(44,916)
S&P 500 Index	6,220.000	03/14/2025	8	4,976,000	1,300	11,868	(10,568)
S&P 500 Index	6,230.000	03/14/2025	45	28,035,000	6,075	100,526	(94,451)
S&P 500 Index	6,075.000	03/21/2025	26	15,795,000	51,886	51,886	—
S&P 500 Index	6,125.000	03/21/2025	53	32,462,500	101,760	135,173	(33,413)
S&P 500 Index	6,185.000	03/21/2025	21	12,988,500	17,325	42,651	(25,326)
S&P 500 Index	6,245.000	03/21/2025	4	2,498,000	1,280	5,484	(4,204)
S&P 500 Index	6,265.000	03/21/2025	11	6,891,500	2,613	21,021	(18,408)
S&P 500 Index	6,300.000	03/21/2025	31	19,530,000	4,340	60,841	(56,501)
S&P 500 Index	6,100.000	03/28/2025	14	8,540,000	32,184	32,184	—
S&P 500 Index	6,145.000	03/28/2025	15	9,217,500	33,450	40,515	(7,065)
S&P 500 Index	6,200.000	03/28/2025	31	19,220,000	36,890	43,931	(7,041)

			698	$428,707,500	$ 686,783	$ 1,433,909	$ (747,126)

Puts
S&P 500 Index	4,400.000	03/03/2025	380	167,200,000	950	72,767	(71,817)
S&P 500 Index	5,325.000	03/03/2025	294	156,555,000	3,675	22,479	(18,804)
S&P 500 Index	5,850.000	03/03/2025	1	585,000	445	1,461	(1,016)
S&P 500 Index	4,000.000	03/04/2025	382	152,800,000	955	53,102	(52,147)
S&P 500 Index	5,925.000	03/04/2025	1	592,500	2,560	4,701	(2,141)
S&P 500 Index	4,200.000	03/05/2025	381	160,020,000	953	58,037	(57,084)
S&P 500 Index	5,850.000	03/05/2025	1	585,000	1,445	1,481	(36)
S&P 500 Index	4,200.000	03/06/2025	379	159,180,000	2,843	52,475	(49,632)
S&P 500 Index	4,200.000	03/07/2025	379	159,180,000	2,843	50,968	(48,125)
S&P 500 Index	4,000.000	03/10/2025	379	151,600,000	3,790	48,177	(44,387)
S&P 500 Index	4,200.000	03/11/2025	379	159,180,000	7,580	56,097	(48,517)
S&P 500 Index	4,000.000	03/12/2025	378	151,200,000	6,615	50,484	(43,869)
S&P 500 Index	4,000.000	03/14/2025	381	152,400,000	10,477	47,629	(37,152)
S&P 500 Index	4,200.000	03/14/2025	379	159,180,000	16,107	52,285	(36,178)
S&P 500 Index	4,200.000	03/17/2025	376	157,920,000	23,500	50,796	(27,296)
S&P 500 Index	4,400.000	03/18/2025	378	166,320,000	42,525	57,690	(15,165)
S&P 500 Index	4,200.000	03/19/2025	377	158,340,000	38,642	50,518	(11,876)
S&P 500 Index	4,050.000	03/21/2025	378	153,090,000	39,690	49,518	(9,828)
S&P 500 Index	4,350.000	03/21/2025	380	165,300,000	62,700	93,236	(30,536)
S&P 500 Index	4,200.000	03/24/2025	385	161,700,000	57,750	58,967	(1,217)
S&P 500 Index	4,200.000	03/26/2025	386	162,120,000	69,480	80,198	(10,718)
S&P 500 Index	4,000.000	03/27/2025	389	155,600,000	58,350	47,603	10,747
S&P 500 Index	3,825.000	03/31/2025	389	148,792,500	81,420	81,420	—
S&P 500 Index	3,875.000	03/31/2025	387	149,962,500	55,147	71,097	(15,950)

			7,919	$3,309,402,500	$590,442	$ 1,213,186	$ (622,744)

Total purchased option contracts			8,617	$3,738,110,000	$1,277,225	$ 2,647,095	$(1,369,870)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
S&P 500 Index	$5,675.000	03/03/2025	(1,567)	$ (889,272,500)	$ (39,175)	$ (262,864)	$ 223,689
S&P 500 Index	5,425.000	03/04/2025	(1,578)	(856,065,000)	(39,450)	(225,260)	185,810
S&P 500 Index	5,660.000	03/05/2025	(1,580)	(894,280,000)	(201,450)	(754,845)	553,395
S&P 500 Index	5,575.000	03/06/2025	(1,593)	(888,097,500)	(151,335)	(211,471)	60,136
S&P 500 Index	5,420.000	03/07/2025	(1,590)	(861,780,000)	(473,423)	(473,423)	—
S&P 500 Index	5,810.000	03/07/2025	(49)	(28,469,000)	(83,300)	(168,641)	85,341
S&P 500 Index	5,835.000	03/07/2025	(3)	(1,750,500)	(6,465)	(9,297)	2,832
S&P 500 Index	5,865.000	03/07/2025	(15)	(8,797,500)	(42,075)	(60,644)	18,569
S&P 500 Index	5,825.000	03/14/2025	(68)	(39,610,000)	(256,700)	(310,562)	53,862
S&P 500 Index	5,860.000	03/14/2025	(48)	(28,128,000)	(217,200)	(145,208)	(71,992)
S&P 500 Index	5,890.000	03/14/2025	(12)	(7,068,000)	(64,260)	(36,588)	(27,672)
S&P 500 Index	5,935.000	03/14/2025	(15)	(8,902,500)	(103,050)	(41,705)	(61,345)
S&P 500 Index	5,950.000	03/14/2025	(4)	(2,380,000)	(29,780)	(11,276)	(18,504)
S&P 500 Index	5,965.000	03/14/2025	(6)	(3,579,000)	(48,390)	(14,934)	(33,456)
S&P 500 Index	5,795.000	03/21/2025	(34)	(19,703,000)	(147,220)	(171,866)	24,646
S&P 500 Index	5,935.000	03/21/2025	(48)	(28,488,000)	(390,480)	(139,752)	(250,728)
S&P 500 Index	5,770.000	03/28/2025	(49)	(28,273,000)	(235,199)	(266,720)	31,521

Total written option contracts			(8,259)	$(4,594,643,500)	$ (2,528,952)	$(3,305,056)	$ 776,104

TOTAL			358	$ (856,533,500)	$ (1,251,727)	$ (657,961)	$ (593,766)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.688	03/14/2025	1,633	$ 4,082,500	$ 142,888	$ 1,677,614	$ (1,534,726)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	69,956	2,042,435	(1,972,479)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	9,650	2,071,470	(2,061,820)
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	2,295,350	1,843,910	451,440
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	1,830,000	1,663,712	166,288
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	1,149,400	1,666,334	(516,934)
3 Month SOFR	96.063	06/13/2025	78	195,000	22,425	76,231	(53,806)
3 Month SOFR	96.563	06/13/2025	68	170,000	8,500	70,683	(62,183)
3 Month SOFR	96.125	09/12/2025	81	202,500	55,181	70,021	(14,840)
3 Month SOFR	96.250	09/12/2025	67	167,500	38,106	73,831	(35,725)
3 Month SOFR	97.000	09/12/2025	72	180,000	16,200	74,841	(58,641)
3 Month SOFR	96.063	12/12/2025	79	197,500	90,850	62,367	28,483
3 Month SOFR	96.125	12/12/2025	72	180,000	76,950	64,941	12,009
3 Month SOFR	96.313	12/12/2025	78	195,000	68,403	68,403	—
3 Month SOFR	96.625	06/12/2026	813	2,032,500	802,837	1,137,814	(334,977)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	1,162,725	2,377,996	(1,215,271)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	1,373,425	1,032,646	340,779
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,319,119	2,470,706	(151,587)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	1,482,625	1,095,678	386,947

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.500	12/11/2026	806	$2,015,000	$ 1,089,680	$ 1,089,680	$ —

			16,790	$41,975,000	$14,104,270	$20,731,313	$ (6,627,043)

Puts
3 Month SOFR	95.688	03/14/2025	1,633	4,082,500	40,825	1,616,376	(1,575,551)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	219,863	1,902,522	(1,682,659)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	3,049,400	2,082,507	966,893
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	9,894	2,120,935	(2,111,041)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	20,000	1,863,712	(1,843,712)
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	61,575	1,686,859	(1,625,284)
3 Month SOFR	96.063	06/13/2025	78	195,000	43,388	74,281	(30,893)
3 Month SOFR	96.563	06/13/2025	68	170,000	110,925	72,383	38,542
3 Month SOFR	96.125	09/12/2025	81	202,500	45,056	74,578	(29,522)
3 Month SOFR	96.250	09/12/2025	67	167,500	50,669	67,969	(17,300)
3 Month SOFR	97.000	09/12/2025	72	180,000	162,450	80,241	82,209
3 Month SOFR	96.063	12/12/2025	79	197,500	41,969	61,380	(19,411)
3 Month SOFR	96.125	12/12/2025	72	180,000	43,650	75,741	(32,091)
3 Month SOFR	96.313	12/12/2025	78	195,000	67,428	67,428	—
3 Month SOFR	96.625	06/12/2026	813	2,032,500	1,178,850	1,302,686	(123,836)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	3,456,750	2,492,735	964,015
3 Month SOFR	96.125	09/11/2026	802	2,005,000	756,888	1,226,121	(469,233)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,035,787	2,539,225	(503,438)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	864,012	1,238,828	(374,816)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	1,200,504	1,200,505	(1)

			16,790	$41,975,000	$13,459,883	$21,847,012	$ (8,387,129)

Total purchased option contracts			33,580	$83,950,000	$27,564,153	$42,578,325	$(15,014,172)

Written option contracts Puts
10 Year U.S. Treasury Notes	109.250	03/05/2025	(702)	(702,000)	(702)	(15,147)	14,445
10 Year U.S. Treasury Notes	109.500	03/05/2025	(355)	(355,000)	(355)	(21,495)	21,140
10 Year U.S. Treasury Notes	109.750	03/05/2025	(351)	(351,000)	(5,484)	(10,284)	4,800
10 Year U.S. Treasury Notes	108.750	03/07/2025	(353)	(353,000)	(2,471)	(4,827)	2,356
10 Year U.S. Treasury Notes	109.000	03/07/2025	(351)	(351,000)	(4,800)	(4,800)	—
10 Year U.S. Treasury Notes	109.250	03/07/2025	(353)	(353,000)	(5,516)	(15,859)	10,343
10 Year U.S. Treasury Notes	109.500	03/07/2025	(351)	(351,000)	(10,284)	(10,284)	—

			(2,816)	$(2,816,000)	$(29,612)	$ (82,696)	$ 53,084

Calls
10 Year U.S. Treasury Notes	112.000	03/05/2025	(351)	(351,000)	(27,422)	(26,737)	(685)
10 Year U.S. Treasury Notes	112.250	03/05/2025	(355)	(355,000)	(11,094)	(4,855)	(6,239)
10 Year U.S. Treasury Notes	112.500	03/05/2025	(351)	(351,000)	(10,969)	(10,337)	(632)
10 Year U.S. Treasury Notes	113.000	03/05/2025	(355)	(355,000)	(5,547)	(4,855)	(692)
10 Year U.S. Treasury Notes	112.750	03/07/2025	(353)	(353,000)	(22,063)	(4,827)	(17,236)
10 Year U.S. Treasury Notes	113.000	03/07/2025	(351)	(351,000)	(20,982)	(20,982)	—
10 Year U.S. Treasury Notes	113.500	03/07/2025	(353)	(353,000)	(11,030)	(4,827)	(6,203)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

10 Year U.S. Treasury Notes	$114.000	03/07/2025	(351)	$(351,000)	$(4,800)	$ (4,800)	$—

			(2,820)	$(2,820,000)	$(113,907)	$ (82,220)	$(31,687)

Total written option contracts			(5,636)	$(5,636,000)	$(143,519)	$ (164,916)	$21,397

TOTAL			27,944	$78,314,000	$27,420,634	$42,413,409	$(14,992,775)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 67.0%
U.S. Treasury Bills
$30,000,000	0.000%	03/04/25	$29,996,475
30,400,000	0.000	04/01/25	30,296,307
30,000,000	0.000	04/24/25	29,817,111
30,000,000	0.000	05/01/25	29,791,522
15,300,000	0.000	05/06/25	15,185,746
35,145,000	0.000	05/08/25	34,873,454
25,000,000	0.000	05/22/25	24,766,961
31,100,000	0.000	05/27/25	30,792,776
25,000,000	0.000	06/03/25	24,731,974
7,750,300	0.000	06/10/25	7,660,859
26,000,000	0.000	06/17/25	25,678,836
25,000,000	0.000	06/24/25	24,670,524
25,000,000	0.000	07/31/25	24,566,385

TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,738,084)			$332,828,930

Shares	Dividend Rate	Value

Investment Companies(b) – 28.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,271,121	4.287%	$5,271,121

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
135,775,496	4.213%	$135,775,496

TOTAL INVESTMENT COMPANIES (Cost $141,046,617)		$141,046,617

TOTAL INVESTMENTS – 95.4% (Cost $473,784,701)		$473,875,547

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		22,810,368

NET ASSETS – 100.0%		$496,685,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,545	06/30/25	$319,766,719	$ 528,913
5 Year U.S. Treasury Notes	1,646	06/30/25	177,665,125	717,478
S&P 500 E-Mini Index	10	03/21/25	2,981,625	356

Total				$1,246,747

Short position contracts:
10 Year U.S. Treasury Notes	(363)	06/18/25	(40,327,031)	(250,781)

TOTAL FUTURES CONTRACTS				$ 995,966

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,400.000	03/03/2025	77	$33,880,000	$193	$ 14,745	$ (14,552)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$4,000.000	03/04/2025	78	$31,200,000	$195	$ 10,843	$ (10,648)
S&P 500 Index	4,200.000	03/05/2025	78	32,760,000	195	11,882	(11,687)
S&P 500 Index	4,200.000	03/06/2025	77	32,340,000	578	10,662	(10,084)
S&P 500 Index	4,200.000	03/07/2025	78	32,760,000	585	10,489	(9,904)
S&P 500 Index	4,000.000	03/10/2025	78	31,200,000	780	9,915	(9,135)
S&P 500 Index	4,200.000	03/11/2025	78	32,760,000	1,560	11,545	(9,985)
S&P 500 Index	4,000.000	03/12/2025	78	31,200,000	1,365	10,417	(9,052)
S&P 500 Index	4,000.000	03/14/2025	79	31,600,000	2,173	9,876	(7,703)
S&P 500 Index	4,200.000	03/14/2025	79	33,180,000	3,357	10,899	(7,542)
S&P 500 Index	4,200.000	03/17/2025	78	32,760,000	4,875	10,538	(5,663)
S&P 500 Index	4,400.000	03/18/2025	79	34,760,000	8,888	12,057	(3,169)
S&P 500 Index	4,200.000	03/19/2025	78	32,760,000	7,995	10,452	(2,457)
S&P 500 Index	4,050.000	03/21/2025	78	31,590,000	8,190	10,218	(2,028)
S&P 500 Index	4,350.000	03/21/2025	79	34,365,000	13,035	19,383	(6,348)
S&P 500 Index	4,200.000	03/24/2025	80	33,600,000	12,000	12,253	(253)
S&P 500 Index	4,200.000	03/26/2025	81	34,020,000	14,580	16,829	(2,249)
S&P 500 Index	4,000.000	03/27/2025	81	32,400,000	12,150	9,912	2,238
S&P 500 Index	3,825.000	03/31/2025	83	31,747,500	17,372	17,372	—
S&P 500 Index	3,875.000	03/31/2025	81	31,387,500	11,543	14,881	(3,338)

Total purchased option contracts			1,578	$652,270,000	$121,609	$ 245,168	$(123,559)

Written option contracts Puts
S&P 500 Index	5,675.000	03/03/2025	(326)	(185,005,000)	(8,150)	(54,686)	46,536
S&P 500 Index	5,425.000	03/04/2025	(330)	(179,025,000)	(8,250)	(47,108)	38,858
S&P 500 Index	5,660.000	03/05/2025	(333)	(188,478,000)	(42,458)	(159,091)	116,633
S&P 500 Index	5,575.000	03/06/2025	(332)	(185,090,000)	(31,540)	(44,073)	12,533
S&P 500 Index	5,420.000	03/07/2025	(339)	(183,738,000)	(100,937)	(100,937)	—

Total written option contracts			(1,660)	$(921,336,000)	$(191,335)	$(405,895)	$214,560

TOTAL			(82)	$(269,066,000)	$(69,726)	$(160,727)	$ 91,001

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
3 Month SOFR	$96.563	03/14/2025	30	$75,000	$188	$12,820	$ (12,632)
3 Month SOFR	96.750	03/14/2025	30	75,000	188	15,820	(15,632)
3 Month SOFR	96.063	06/13/2025	15	37,500	4,313	14,660	(10,347)
3 Month SOFR	96.250	06/13/2025	29	72,500	5,619	14,205	(8,586)
3 Month SOFR	96.375	06/13/2025	29	72,500	4,712	12,392	(7,680)
3 Month SOFR	96.563	06/13/2025	13	32,500	1,625	13,513	(11,888)
3 Month SOFR	96.125	09/12/2025	16	40,000	10,900	13,831	(2,931)
3 Month SOFR	96.250	09/12/2025	13	32,500	7,393	14,325	(6,932)
3 Month SOFR	96.750	09/12/2025	29	72,500	8,700	15,655	(6,955)
3 Month SOFR	97.000	09/12/2025	14	35,000	3,150	14,552	(11,402)
3 Month SOFR	96.063	12/12/2025	16	40,000	18,400	12,631	5,769

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.125	12/12/2025	15	$37,500	$16,031	$ 13,529	$ 2,502
3 Month SOFR	96.313	12/12/2025	17	42,500	14,908	14,908	—

			266	$665,000	$96,127	$ 182,841	$ (86,714)

Puts
3 Month SOFR	95.000	03/14/2025	60	150,000	375	25,264	(24,889)
3 Month SOFR	94.500	06/13/2025	29	72,500	181	15,292	(15,111)
3 Month SOFR	94.750	06/13/2025	29	72,500	181	11,667	(11,486)
3 Month SOFR	96.063	06/13/2025	15	37,500	8,344	14,285	(5,941)
3 Month SOFR	96.563	06/13/2025	13	32,500	21,206	13,838	7,368
3 Month SOFR	95.000	09/12/2025	29	72,500	725	12,030	(11,305)
3 Month SOFR	96.125	09/12/2025	16	40,000	8,900	14,731	(5,831)
3 Month SOFR	96.250	09/12/2025	13	32,500	9,831	13,188	(3,357)
3 Month SOFR	97.000	09/12/2025	14	35,000	31,587	15,602	15,985
3 Month SOFR	96.063	12/12/2025	16	40,000	8,500	12,431	(3,931)
3 Month SOFR	96.125	12/12/2025	15	37,500	9,093	15,780	(6,687)
3 Month SOFR	96.313	12/12/2025	17	42,500	14,696	14,696	—

			266	$665,000	$113,619	$178,804	$ (65,185)

Total purchased option contracts			532	$1,330,000	$209,746	$361,645	$(151,899)

Written option contracts
Puts
10 Year U.S. Treasury Notes	109.250	03/05/2025	(148)	(148,000)	(148)	(3,180)	3,032
10 Year U.S. Treasury Notes	109.500	03/05/2025	(74)	(74,000)	(74)	(4,481)	4,407
10 Year U.S. Treasury Notes	109.750	03/05/2025	(74)	(74,000)	(1,156)	(2,168)	1,012
10 Year U.S. Treasury Notes	108.750	03/07/2025	(74)	(74,000)	(518)	(1,012)	494
10 Year U.S. Treasury Notes	109.000	03/07/2025	(75)	(75,000)	(1,026)	(1,026)	—
10 Year U.S. Treasury Notes	109.250	03/07/2025	(74)	(74,000)	(1,156)	(3,324)	2,168
10 Year U.S. Treasury Notes	109.500	03/07/2025	(75)	(75,000)	(2,198)	(2,198)	—

			(594)	$(594,000)	$(6,276)	$(17,389)	$ 11,113

Calls
10 Year U.S. Treasury Notes	112.000	03/05/2025	(74)	(74,000)	(5,781)	(5,637)	(144)
10 Year U.S. Treasury Notes	112.250	03/05/2025	(74)	(74,000)	(2,312)	(1,012)	(1,300)
10 Year U.S. Treasury Notes	112.500	03/05/2025	(74)	(74,000)	(2,312)	(2,179)	(133)
10 Year U.S. Treasury Notes	113.000	03/05/2025	(74)	(74,000)	(1,156)	(1,012)	(144)
10 Year U.S. Treasury Notes	112.750	03/07/2025	(74)	(74,000)	(4,625)	(1,012)	(3,613)
10 Year U.S. Treasury Notes	113.000	03/07/2025	(75)	(75,000)	(4,483)	(4,483)	—
10 Year U.S. Treasury Notes	113.500	03/07/2025	(74)	(74,000)	(2,313)	(1,012)	(1,301)
10 Year U.S. Treasury Notes	114.000	03/07/2025	(75)	(75,000)	(1,026)	(1,026)	—

			(594)	$(594,000)	$(24,008)	$(17,373)	$ (6,635)

Total written option contracts			(1,188)	$(1,188,000)	$(30,284)	$(34,762)	$ 4,478

TOTAL			(656)	$142,000	$179,462	$326,883	$(147,421)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures(a) – 0.0%

Sovereign – 0.0%
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.010%)
$166,000	4.490%		08/07/25	$166,154

(Cost $166,000)

U.S. Treasury Obligations – 7.1%

U.S. Treasury Bills(c)
$29,857,800	0.000	%(b)	04/03/25	$29,748,791
6,440,900	0.000		04/15/25	6,408,355
6,200	0.000		04/22/25	6,164
1,353,900	0.000		05/01/25	1,344,491
27,244,400	0.000	(b)	06/05/25	26,946,694
1,390,300	0.000		06/26/25	1,371,759
3,659,000	0.000		08/28/25	3,584,225
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.169%)
1,000,400	4.409		04/30/25	1,000,588
(3 mo. Treasury money market yield + 0.125%)
33,979,800	4.365		07/31/25	33,989,748
(3 mo. Treasury money market yield + 0.170%)
30,353,500	4.410		10/31/25	30,376,789
(3 mo. Treasury money market yield + 0.245%)
33,193,300	4.485	(b)	01/31/26	33,250,125
(3 mo. Treasury money market yield + 0.150%)
61,475,900	4.390		04/30/26	61,523,010
(3 mo. Treasury money market yield + 0.182%)
1,567,800	4.422		07/31/26	1,569,870
U.S. Treasury Notes
92,044,699	0.250		09/30/25	89,948,526
6,870,900	4.250	(b)	10/15/25	6,871,168

TOTAL U.S. TREASURY OBLIGATIONS (Cost $327,911,214)				$327,940,303

Shares	Description			Value

Exchange Traded Funds – 6.7%

256,040	Alerian MLP ETF(d)			$13,291,036
986,538	Health Care Select Sector SPDR Fund			146,925,104
91,841	Invesco DB Commodity Index Tracking Fund			2,020,502
13,176	iShares 20+ Year Treasury Bond ETF			1,217,891
198,184	iShares 7-10 Year Treasury Bond ETF			18,876,840
13,673	iShares Core MSCI Emerging Markets ETF			730,685
15,194	iShares Core S&P 500 ETF			9,071,426
186,980	iShares Gold Trust			10,072,612
117,556	iShares iBoxx $High Yield Corporate Bond ETF(d)			9,419,762
11,025	iShares iBoxx $Investment Grade Corporate Bond ETF			1,208,478

Shares	Description			Value

Exchange Traded Funds – (continued)

864,052	iShares MSCI Mexico ETF(d)			$43,651,907
3,406,799	Sprott Physical Uranium Trust			48,885,535
91,944	Vanguard Real Estate ETF			8,633,542

TOTAL EXCHANGE TRADED FUNDS (Cost $321,245,129)				$314,005,320

Shares	Dividend Rate			Value

	Investment Companies(e) – 28.2%

Goldman Sachs Energy Infrastructure Fund — Class R6
2,064,404	1.547%			$29,438,397

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,273,530,853	4.287			1,273,530,853

Goldman Sachs MLP Energy Infrastructure Fund — Class R6
120,785	3.163			4,981,157

TOTAL INVESTMENT COMPANIES (Cost $1,290,764,438)				$1,307,950,407

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 42.0% (Cost $1,939,920,781)				$1,949,896,030

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 55.8%

Certificates of Deposit – 12.8%
Banco Santander SA
$8,000,000	5.370%		03/07/25	$8,001,193
10,423,000	4.530		08/12/25	10,427,240
Bank of Montreal
14,700,000	4.540		12/17/25	14,714,889
(Secured Overnight Financing Rate + 0.400%)
23,600,000	4.730	(a)(f)	11/07/25	23,630,134
11,911,000	4.730	(a)(f)	12/22/25	11,922,700
5,502,000	4.730	(a)(f)	02/06/26	5,506,446
Barclays Bank PLC(a)
7,462,000	4.580	(g)	08/05/25	7,462,454
20,725,000	4.670		12/31/25	20,723,263
Bay Square Funding LLC(a)(g) (Secured Overnight Financing Rate + 0.230%)
7,973,000	4.590		03/25/25	7,972,995
Bayerische Landesbank(a)
(Secured Overnight Financing Rate + 0.390%)
20,831,000	4.720		01/28/26	20,847,626
(Secured Overnight Financing Rate + 0.450%)
2,566,000	4.780		04/14/25	2,567,125
BNP Paribas SA
4,883,000	4.390		10/07/25	4,879,992
(Secured Overnight Financing Rate + 0.310%)
5,748,000	4.640	(a)	03/07/25	5,748,239

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Chariot Funding LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.470%)
$30,000,000	4.800%		12/15/25	$30,016,005
Collateralized Commercial Paper FLEX Co. LLC(a)(f)(g)
(Secured Overnight Financing Rate + 0.400%)
13,121,000	4.760		12/02/25	13,130,904
(Secured Overnight Financing Rate + 0.450%)
15,951,000	4.780		12/10/25	15,961,810
Collateralized Commercial Paper V Co. LLC(a)
15,750,000	4.660		10/31/25	15,751,892
Credit Agricole Corporate & Investment Bank SA
8,332,000	4.640		11/13/25	8,343,556
Credit Industriel et Commercial
11,614,600	5.420		06/05/25	11,643,052
Deutsche Bank AG
7,500,000	4.630		11/06/25	7,504,018
(Secured Overnight Financing Rate + 0.400%)
11,400,000	4.753	(a)	10/10/25	11,407,938
10,631,000	4.754	(a)	10/21/25	10,638,785
Intesa Sanpaolo SpA(a) (Secured Overnight Financing Rate + 0.500%)
13,500,000	4.840		05/27/25	13,505,477
Kookmin Bank
11,850,000	4.780		11/28/25	11,857,267
(Secured Overnight Financing Rate + 0.600%)
23,801,000	4.930	(a)	03/20/25	23,806,867
14,200,000	4.930	(a)	02/06/26	14,212,549
Landesbank Hessen-Thueringen Girozentrale
5,636,000	4.540		12/16/25	5,640,284
Lloyds Bank Corporate Markets PLC
7,561,000	5.510		05/22/25	7,577,588
Macquarie Bank Ltd.(a)(g)
4,943,000	4.540		08/22/25	4,942,867
(Secured Overnight Financing Rate + 0.330%)
1,185,000	4.660		03/27/25	1,185,214
(Secured Overnight Financing Rate + 0.360%)
14,110,000	4.690		10/03/25	14,120,420
(Secured Overnight Financing Rate + 0.430%)
12,593,000	4.760		01/13/26	12,607,826
Mitsubishi UFJ Trust & Banking Corp.(a)
(Secured Overnight Financing Rate + 0.400%)
12,227,000	4.730		05/01/25	12,233,053
5,136,000	4.730		08/14/25	5,140,913
Mizuho Bank Ltd.(a) (Secured Overnight Financing Rate + 0.230%)
6,383,000	4.560		05/13/25	6,384,094
National Bank of Kuwait
13,902,000	4.860		05/16/25	13,908,020
(Secured Overnight Financing Rate + 0.630%)
18,400,000	4.960	(a)	12/12/25	18,399,960
Natixis SA
12,456,000	5.400		03/17/25	12,460,888
Paradelle Funding LLC(a)
14,870,000	4.650		11/04/25	14,871,671
30,000,000	4.740		01/02/26	30,014,937
Podium Funding Trust(a)
4,793,000	4.580		09/03/25	4,792,994

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Standard Chartered Bank
$3,813,973	4.230%	10/03/25	$3,806,946
11,358,000	4.650	11/20/25	11,374,722
Starbird Funding Corp.(a)(g)
(Secured Overnight Financing Rate + 0.230%)
500,000	4.590	03/03/25	500,005
20,856,000	4.590	05/16/25	20,859,016
Sumitomo Mitsui Trust Bank Ltd.(a) (Secured Overnight Financing Rate + 0.290%)
11,885,000	4.620	04/14/25	11,887,875
Toronto-Dominion Bank
6,387,000	4.500	10/07/25	6,387,416
Toyota Motor Credit Corp.(a) (Secured Overnight Financing Rate + 0.300%)
18,864,000	4.630	06/23/25	18,874,042
Versailles Commercial Paper LLC(a)
15,000,000	4.570	06/02/25	15,000,258
Westpac Banking Corp.(a)(g) (Secured Overnight Financing Rate + 0.250%)
6,005,000	4.610	07/02/25	6,007,362

			591,162,787

Commercial Paper(c) – 43.0%
Air Products & Chemicals, Inc.(g)
42,937,000	0.000	03/25/25	42,808,189
Albion Capital Corp. SA/Albion Capital LLC
7,554,000	0.000	03/20/25	7,535,484
16,888,000	0.000	03/24/25	16,838,304
3,646,000	0.000	05/15/25	3,612,143
Alimentation Couche-Tard, Inc.(g)
11,509,000	0.000	03/04/25	11,503,187
American Electric Power Co., Inc.(g)
17,928,000	0.000	06/27/25	17,659,195
American Honda Finance Corp.
2,260,000	0.000	03/21/25	2,254,094
14,827,000	0.000	04/16/25	14,738,659
Antalis SA(g)
20,111,000	0.000	05/06/25	19,947,062
7,457,000	0.000	08/04/25	7,315,535
Archer-Daniels-Midland Co.(g)
21,050,000	0.000	03/20/25	20,999,129
Atlantic Asset Securitization LLC(g)
11,604,000	0.000	05/05/25	11,510,054
Australia & New Zealand Banking Group Ltd.(g)
6,161,000	0.000	07/10/25	6,065,149
Barclays Bank PLC(g)
6,148,000	0.000	04/10/25	6,117,286
15,006,000	0.000	05/15/25	14,866,923
BAT International Finance PLC(g)
5,985,000	0.000	05/05/25	5,934,965
16,123,000	0.000	05/06/25	15,986,169
4,730,000	0.000	08/14/25	4,631,166
Bay Square Funding LLC(g)
14,109,000	0.000	06/02/25	13,947,537
Bell Telephone Co. of Canada or Bell Canada(g)
3,583,000	0.000	03/04/25	3,581,238
BofA Securities, Inc.
10,000,000	0.000	11/13/25	9,689,769

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
$7,281,000	0.000%		11/25/25	$7,044,550
BPCE SA(g)
12,750,000	0.000		10/28/25	12,383,283
8,363,000	0.000		11/06/25	8,113,866
Cabot Trail Funding LLC(g)
14,098,000	0.000		03/03/25	14,032,711
2,461,000	0.000		03/10/25	2,458,019
Caisse d’Amortissement de la Dette Sociale(g)
9,337,000	0.000		03/03/25	9,333,635
Cigna Group(g)
30,000,000	0.000		03/10/25	29,962,613
Clorox Co.(g)
14,600,000	0.000		03/28/25	14,548,504
CommonSpirit Health
6,199,000	0.000		03/05/25	6,194,887
Deutsche Bank AG
15,000,000	0.000		06/02/25	14,829,213
12,000,000	0.000		07/10/25	11,808,315
10,000,000	0.000		08/14/25	9,798,059
9,000,000	0.000		09/02/25	8,797,939
Dexia SA
38,877,000	0.000	(g)	06/26/25	38,322,840
Duke Energy Corp.(g)
21,398,000	0.000		03/19/25	21,347,613
10,957,000	0.000		03/21/25	10,928,449
Emerson Electric Co.(g)
20,000,000	0.000		05/09/25	19,832,519
30,389,000	0.000		07/01/25	29,944,819
Erste Abwicklungsanstalt(g)
50,000,000	0.000		05/12/25	49,560,986
Estee Lauder Cos., Inc.(g)
9,808,000	0.000		03/25/25	9,778,455
European Investment Bank
8,000,000	0.000		04/17/25	7,954,603
First Abu Dhabi Bank PJSC(g)
25,075,000	0.000		02/12/26	24,044,292
General Dynamics Corp.(g)
30,000,000	0.000		03/25/25	29,909,213
General Motors Financial Co., Inc.(g)
9,352,000	0.000		03/10/25	9,340,306
10,000,000	0.000		04/08/25	9,950,221
1,945,000	0.000		04/14/25	1,933,804
3,000,000	0.000		04/28/25	2,977,336
10,000,000	0.000		05/01/25	9,920,594
549,000	0.000		05/09/25	544,075
10,000,000	0.000		06/25/25	9,849,363
Glencore Funding LLC(g)
11,249,000	0.000		03/20/25	11,220,815
Gotham Funding Corp.(g)
3,350,000	0.000		05/22/25	3,316,248
30,000,000	0.000		08/08/25	29,417,717
GTA Funding LLC(g)
20,000,000	0.000		03/19/25	19,953,978
2,500,000	0.000		07/30/25	2,453,971
Hannover Funding Co. LLC(g)
6,895,000	0.000		03/04/25	6,891,551
5,976,000	0.000		03/24/25	5,961,024
2,500,000	0.000		05/30/25	2,471,439

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
$18,981,000	0.000%	06/06/25	$18,747,642
4,127,000	0.000	07/01/25	4,063,498
5,985,000	0.000	07/02/25	5,892,171
Honeywell International, Inc.(g)
28,188,000	0.000	04/03/25	28,073,028
30,740,000	0.000	05/16/25	30,456,992
HSBC USA, Inc.(g)
12,858,000	0.000	08/19/25	12,583,273
10,537,000	0.000	08/27/25	10,300,971
21,122,000	0.000	09/18/25	20,591,648
18,253,000	0.000	09/29/25	17,770,103
338,000	0.000	10/17/25	328,323
14,886,000	0.000	11/03/25	14,429,408
Intesa Sanpaolo Funding LLC
3,500,000	0.000	03/17/25	3,492,176
16,500,000	0.000	10/03/25	16,032,619
Kenvue, Inc.(g)
14,232,000	0.000	03/11/25	14,213,214
Keurig Dr. Pepper, Inc.(g)
13,751,000	0.000	04/15/25	13,671,311
Kreditanstalt fuer Wiederaufbau(g)
50,000,000	0.000	05/09/25	49,580,551
Liberty Street Funding LLC(g)
12,195,000	0.000	03/17/25	12,169,892
Lime Funding LLC(g)
15,050,000	0.000	04/10/25	14,974,954
Lloyds Bank PLC(g)
1,000,000	0.000	10/03/25	973,964
LMA-Americas LLC(g)
6,199,000	0.000	04/09/25	6,168,809
36,287,000	0.000	04/22/25	36,053,169
LVMH Moet Hennessy Louis Vuitton SE(g)
18,935,000	0.000	03/14/25	18,903,189
1,560,000	0.000	03/17/25	1,556,818
17,848,000	0.000	04/07/25	17,766,663
Matchpoint Finance PLC(g)
22,121,000	0.000	04/16/25	21,994,919
Mitsubishi UFJ Trust & Banking Corp.
6,100,000	0.000	03/10/25	6,092,604
7,000,000	0.000	03/13/25	6,988,971
Mizuho Bank Ltd.
25,000,000	0.000	03/18/25	24,945,494
11,605,000	0.000	04/30/25	11,518,040
10,000,000	0.000	05/06/25	9,918,233
Mont Blanc Capital Corp.(g)
3,106,000	0.000	04/22/25	3,086,028
National Bank of Canada(g)
21,185,000	0.000	01/16/26	20,387,811
National Securities Clearing Corp.(g)
5,000,000	0.000	03/17/25	4,989,791
Nederlandse Waterschapsbank NV(g)
50,000,000	0.000	04/07/25	49,771,648
Nestle Finance International Ltd.(g)
32,785,000	0.000	04/30/25	32,547,828
New York Life Capital Corp.(g)
6,174,000	0.000	05/05/25	6,124,876
Nieuw Amsterdam Receivables Corp. BV(g)
5,000,000	0.000	03/07/25	4,995,771

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
NRW Bank(g)
$14,162,000	0.000%	04/11/25	$14,092,210
5,000,000	0.000	09/23/25	4,880,314
Paradelle Funding LLC
4,155,000	0.000	06/18/25	4,099,769
12,742,000	0.000	09/24/25	12,424,755
Penske Truck Leasing Co. LP
3,002,000	0.000	04/15/25	2,984,219
13,128,000	0.000	05/27/25	12,978,800
PepsiCo, Inc.(g)
20,106,000	0.000	07/28/25	19,761,685
50,000,000	0.000	01/26/26	48,006,460
Podium Funding Trust
6,665,000	0.000	08/29/25	6,519,115
4,603,000	0.000	10/16/25	4,476,183
Procter & Gamble Co.(g)
12,029,000	0.000	04/11/25	11,969,861
Pure Grove Funding(g)
25,000,000	0.000	09/12/25	24,408,225
10,010,000	0.000	10/24/25	9,723,854
29,989,000	0.000	11/24/25	29,023,099
15,519,000	0.000	01/07/26	14,940,550
Repurchase Agreement
12,000,000	0.000	05/12/25	11,893,120
19,000,000	0.000	07/30/25	18,654,440
9,000,000	0.000	08/04/25	8,831,093
8,000,000	0.000	08/26/25	7,829,550
Ridgefield Funding Co. LLC(g)
25,000,000	0.000	05/07/25	24,793,387
RWE AG(g)
29,064,000	0.000	03/07/25	29,037,386
Ryder System, Inc.
18,741,000	0.000	03/07/25	18,724,675
Salisbury Receivables Co. LLC(g)
10,000,000	0.000	04/11/25	9,949,320
6,226,000	0.000	07/11/25	6,126,438
5,213,000	0.000	08/27/25	5,100,399
Sanofi SA(g)
35,000,000	0.000	03/26/25	34,890,800
Sheffield Receivables Co. LLC(g)
5,125,000	0.000	03/20/25	5,112,558
Siemens Capital Co. LLC(g)
30,000,000	0.000	04/30/25	29,782,993
SMBC Bank International PLC
16,000,000	0.000	04/14/25	15,911,848
Southern Co.(g)
15,000,000	0.000	03/06/25	14,988,804
Starbird Funding Corp.(g)
14,699,000	0.000	05/08/25	14,575,884
Svenska Handelsbanken AB(g)
7,272,000	0.000	12/16/25	7,026,350
TELUS Corp.(g)
9,598,000	0.000	03/12/25	9,583,625
5,287,000	0.000	04/14/25	5,256,930
19,539,000	0.000	06/06/25	19,296,796
Toronto-Dominion Bank(g)
8,288,000	0.000	09/10/25	8,095,737

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(c) – (continued)
TotalEnergies Capital SA(g)
$43,159,000	0.000%	05/12/25	$42,777,427
Toyota Industries Commercial Finance, Inc.(g)
4,500,000	0.000	04/22/25	4,471,130
UBS AG(g)
8,932,000	0.000	05/12/25	8,852,512
14,582,000	0.000	12/03/25	14,101,745
Versailles Commercial Paper LLC
28,500,000	0.000	04/03/25	28,382,607
Victory Receivables Corp.(g)
1,631,000	0.000	03/05/25	1,630,014
Walt Disney Co.(g)
24,462,000	0.000	03/25/25	24,388,614

			1,997,184,743

TOTAL SHORT-TERM INVESTMENTS (Cost $2,588,053,420)			$2,588,347,530

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.8% (Cost $4,527,974,201)			$4,538,243,560

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle(e) – 0.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
40,196,460		4.287%	$40,196,460

(Cost $40,196,460)

TOTAL INVESTMENTS – 98.7% (Cost $4,568,336,661)			$4,578,606,174

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			62,555,028

NET ASSETS – 100.0%			$4,641,161,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2025.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	291,115,603	INR	25,121,500,000	03/19/25	$4,322,596

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	42,806,451	MXN	882,750,000	03/19/25	$(19,310)

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7,106	06/18/25	$789,432,188	$ 6,918,206
2 Year U.S. Treasury Notes	5,475	06/30/25	1,133,153,906	3,663,228
5 Year U.S. Treasury Notes	4,210	06/30/25	454,416,875	4,055,884
FTSE/JSE Top 40 Index	1,413	03/20/25	59,706,991	185,002
MEX Bolsa Index	551	03/21/25	14,093,740	19,368
Nasdaq 100 E-Mini Index	20	03/21/25	8,367,800	(326,691)
S&P 500 E-Mini Index	135	03/21/25	40,251,938	(254,194)
STOXX Europe 600	349	03/21/25	10,070,006	375,603
TOPIX Index	18	03/13/25	3,199,787	(144,765)

TOTAL FUTURES CONTRACTS				$14,491,641

SWAP CONTRACTS — At February 28, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M CPIBR(a)	8.565%(a)	02/18/30	COP	3,040,000	$6,810	$—	$ 6,810
12M CPIBR(a)	8.598(a)	02/18/30		73,400,000	187,953	—	187,953
12M CPIBR(a)	8.610(a)	02/18/30		18,991,000	50,841	87	50,754
12M CPIBR(a)	8.620(a)	02/18/30		48,290,000	133,975	—	133,975
12M CPIBR(a)	8.650(a)	02/18/30		50,429,000	154,606	103	154,503
12M CPIBR(a)	8.663(a)	02/18/30		47,300,000	150,987	93	150,894
12M GBP(b)	4.325(b)	09/19/33	GBP	69,400	2,192,146	—	2,192,146
12M GBP(b)	4.020(b)	11/12/34		112,430	189,828	278,846	(89,018)
12M EURO(b)	2.191(b)	11/25/34	EUR	55,630	(134,267)	—	(134,267)
12M GBP(b)	4.058(b)	01/07/35	GBP	74,000	491,040	—	491,040
12M EURO(b)	2.323(b)	01/21/35	EUR	139,700	1,525,319	—	1,525,319

TOTAL					$4,949,238	$279,129	$4,670,109

(a)	Payments made quarterly.
(b)	Payments made annually.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.230%	JPMorgan Securities, Inc.	07/02/25	EUR110,848	$5,729,770

#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There is no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	JPMorgan Securities, Inc.	3.700%	05/21/2025	67,410,000	$67,410,000	$429,164	$ 1,481,681	$(1,052,517)
7M IRS	MS & Co. Int. PLC	3.700	05/21/2025	135,430,000	135,430,000	862,213	3,341,720	(2,479,507)

Total purchased option contracts				202,840,000	$202,840,000	$1,291,377	$ 4,823,401	$(3,532,024)

Written option contracts
Calls
7M IRS	JPMorgan Securities, Inc.	3.200	05/21/2025	(67,410,000)	(67,410,000)	(67,675)	(526,041)	458,366
7M IRS	MS & Co. Int. PLC	3.200	05/21/2025	(135,430,000)	(135,430,000)	(135,962)	(1,237,674)	1,101,712

				(202,840,000)	$(202,840,000)	$(203,637)	$(1,763,715)	$ 1,560,078

Puts
6M IRS	BNP Paribas SA	4.400	05/21/2025	(208,540,000)	(208,540,000)	(839,379)	(1,943,809)	1,104,430

Total written option contracts				(411,380,000)	$(411,380,000)	$(1,043,016)	$(3,707,524)	$ 2,664,508

TOTAL				(208,540,000)	$(208,540,000)	$248,361	$ 1,115,877	$ (867,516)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
iShares U.S. Real Estate ETF	UBS AG
	(London)	$111.000	06/20/2025	1,194,615	$13,260,226,500	$432,767	$ 281,690	$ 151,077
iShares U.S. Real Estate ETF	UBS AG
	(London)	97.000	06/20/2025	1,493,269	14,484,709,300	7,049,774	5,326,043	1,723,731

				2,687,884	$27,744,935,800	$7,482,541	$5,607,733	$1,874,808

Total purchased option contracts				2,687,884	$27,744,935,800	$7,482,541	$5,607,733	$1,874,808

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
iShares U.S. Real Estate ETF	UBS AG

	(London)	$104.000	06/20/2025	(2,389,230)	$(24,847,992,000)	$(3,802,766)	$(2,461,862)	$(1,340,904)

TOTAL				298,654	$2,896,943,800	$3,679,775	$ 3,145,871	$ 533,904

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CHF	BofA Securities LLC	$0.865	03/14/2025	73,615,000	$73,615,000	$2,979,199	$ 731,586	$2,247,613

Puts
Put USD/Call CHF	JPMorgan Securities, Inc.	0.830	03/14/2025	147,230,000	147,230,000	147	72,437	(72,290)

Total purchased option contracts				220,845,000	$220,845,000	$2,979,346	$ 804,023	$2,175,323

Written option contract
Puts
Put USD/Call CHF	BofA Securities LLC	0.830	03/14/2025	(147,230,000)	(147,230,000)	(147)	(1,463,172)	1,463,025

TOTAL				73,615,000	$73,615,000	$2,979,199	$ (659,149)	$3,638,348

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Euro-Bund Futures	$132.500	05/23/2025	3,168	$3,168,000	$4,633,717	$3,559,250	$1,074,467

Written option contract
Calls
Euro-Bund Futures	135.000	05/23/2025	(3,168)	(3,168,000)	(1,906,068)	(1,386,442)	(519,626)

TOTAL			—	$—	$2,727,649	$2,172,808	$ 554,841

Currency Abbreviations:
CHF	—Swiss Franc
COP	—Colombia Peso
EUR	—Euro
GBP	—British Pound
INR	—Indian Rupee
MXN	—Mexican Peso
USD	—U.S. Dollar

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SpA	—Stand-by Purchase Agreement
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	—6 Month Interest Rate Swaptions
7M IRS	—7 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $2,090,734,318 and $624,924,854, respectively)	$2,591,860,999	$624,924,854
Investments in unaffiliated issuers, at value (cost $1,272,699,949 and $1,530,300,062, respectively)(b)	1,529,046,931	1,530,753,078
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	4,588,040	—
Purchased options, at value (premium paid $68,957,007 and $45,225,420, respectively)	39,268,098	28,841,378
Cash	46,437,460	70,420,193
Foreign currencies, at value (cost $3,264,572 and $4,250, respectively)	3,259,357	1,072
Unrealized gain on forward foreign currency exchange contracts	12,093,932	4,425,764
Variation margin on futures contracts	12,215,342	26,197,782
Receivables:
Collateral on certain derivative contracts(c)	101,957,876	79,407,057
Fund shares sold	37,419,802	3,126,250
Dividends	1,119,720	2,159,654
Foreign tax reclaims	260,255	—
Investments sold	227,883	473,422
Reimbursement from investment adviser	29,810	5,997
Securities lending income	6,405	—
Other assets	22,269	27,923

Total assets	4,379,814,179	2,370,764,424

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	3,497,260	2,716,042
Written option contracts, at value (premium received $2,246,898 and $3,469,972, respectively)	2,212,697	2,672,471
Payables:
Investments purchased	39,177,073	2,904,547
Due to broker	9,690,300	—
Fund shares redeemed	4,970,000	672,893
Payable upon return of securities loaned	4,588,040	—
Management fees	330,631	481,616
Transfer Agency fees	25,906	21,340
Accrued expenses	308,278	313,005

Total liabilities	64,800,185	9,781,914

Net Assets:

Paid-in capital	3,560,320,409	2,357,443,756
Total distributable earnings	754,693,585	3,538,754

NET ASSETS	$4,315,013,994	$2,360,982,510
Net Assets:
Institutional	$4,315,013,994	$18,549,000
Class P	—	2,342,433,510
Total Net Assets	$4,315,013,994	$2,360,982,510
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	281,151,528	1,630,325
Class P	—	208,557,445
Net asset value, offering and redemption price per share:
Institutional	$15.35	$11.38
Class P	—	11.23

(a)

Statement of Assets and Liabilities for the Strategic Factor Allocation Fund are consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having market value of $4,494,772 and $0, for the Global Managed Beta and Strategic Factor Allocation Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Options
Global Managed Beta Fund	$39,286,289	$—	$62,671,587
Strategic Factor Allocation Fund	76,717,057	2,690,000	—

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $332,738,084 and $3,237,375,763, respectively)(b)	$332,828,930	$3,230,459,307
Investments in affiliated issuers, at value (cost $141,046,617 and $1,290,764,438, respectively)	141,046,617	1,307,950,407
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	40,196,460
Purchased options, at value (premium paid $606,813 and $14,794,407, respectively)	331,355	16,386,981
Cash	14,849,191	79,901,315
Foreign currencies, at value (cost $0 and $0, respectively)	—	198,256
Unrealized gain on swap contracts	—	5,729,770
Unrealized gain on forward foreign currency exchange contracts	—	4,322,596
Variation margin on futures contracts	3,102,754	6,274,909
Variation margin on swaps contracts	—	1,504,471
Receivables:
Collateral on certain derivative contracts(c)	4,258,019	39,595,624
Interest and dividends	984,812	9,294,243
Investments sold	100,937	2,237,116
Due from broker	34,161	390,000
Reimbursement from investment adviser	10,805	1,839
Investments sold on an extended-settlement basis	—	1,386,442
Fund shares sold	—	5,579,339
Securities lending income	—	47,346
Other assets	13,981	53,700

Total assets	497,561,562	4,751,510,121

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	19,310
Written option contracts, at value (premium received $440,657 and $9,019,000, respectively)	221,619	6,751,997
Payables:
Investments purchased	512,314	43,406,044
Management fees	38,846	67,586
Fund shares redeemed	5,000	5,210,227
Transfer Agency fees	4,445	41,923
Investments purchased on an extended-settlement basis	—	3,559,250
Due to broker	—	10,831,882
Payable upon return of securities loaned	—	40,196,460
Accrued expenses	93,423	264,240

Total liabilities	875,647	110,348,919

Net Assets:

Paid-in capital	513,801,291	4,729,925,236
Total distributable loss	(17,115,376)	(88,764,034)

NET ASSETS	$496,685,915	$4,641,161,202
Net Assets:
Institutional	$ 342,677	$ 12,910,488
Class R6	—	585,023,778
Class P	496,343,238	4,043,226,936
Total Net Assets	$496,685,915	$4,641,161,202
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	35,175	1,222,973
Class R6	—	57,452,617
Class P	50,902,684	397,164,865
Net asset value, offering and redemption price per share:
Institutional	$9.74	$10.56
Class R6	—	10.18
Class P	9.75	10.18

(a)

Statements of Assets and Liabilities for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $39,337,388, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Strategic Volatility Premium Fund	$4,258,019	$—
Tactical Tilt Overlay Fund	—	39,595,624

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Investment Income:

Dividends — affiliated issuers	$23,473,449	$22,119,893

Dividends — unaffiliated issuers (net of tax withholding of $143,359 and $0, respectively)	19,504,774	—

Interest	115,123	30,579,646

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	48,511	—

Total investment income	43,141,857	52,699,539

Expenses:

Management fees	6,245,390	8,740,348

Transfer Agency fees(b)	416,359	355,356

Custody, accounting and administrative services	239,290	149,437

Professional fees	62,749	155,234

Trustee fees	18,350	16,371

Registration fees	16,184	29,323

Printing and mailing costs	14,679	15,667

Prime broker fees	9,744	9,201

Other	28,456	21,440

Total expenses	7,051,201	9,492,377

Less — expense reductions	(1,572,818)	(870,916)

Net expenses	5,478,383	8,621,461

NET INVESTMENT INCOME	37,663,474	44,078,078

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	9,685,627	33,533

Investments — affiliated issuers	16,716,547	—

Purchased options	(13,024,234)	(4,807,058)

Futures contracts	74,884,092	28,404,137

Written options	9,117,113	51,150,116

Forward foreign currency exchange contracts	3,389,137	(9,926,071)

Foreign currency transactions	(59,550)	(21)

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	57,331,706	—

Investments — unaffiliated issuers	4,723,922	102,494

Purchased options	(22,292,437)	(15,746,696)

Futures contracts	(76,824,117)	(70,189,891)

Written options	(253,145)	(1,292,322)

Forward foreign currency exchange contracts	33,416,877	13,264,914

Foreign currency translation	(94,213)	(3,197)

Net realized and unrealized gain (loss)	96,717,325	(9,010,062)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,380,799	$35,068,016

(a)

Statement of Operations for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class P
Global Managed Beta Fund	$416,359	$ —
Strategic Factor Allocation Fund	3,422	351,934

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Investment Income:

Interest	$7,188,122	$68,615,893

Dividends — unaffiliated issuers	—	2,922,060

Dividends — affiliated issuers	3,877,138	32,849,566

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	—	265,882

Total investment income	11,065,260	104,653,401

Expenses:

Management fees	1,174,924	17,691,027

Professional fees	160,484	89,362

Custody, accounting and administrative services	93,127	213,812

Transfer Agency fees(b)	69,866	695,427

Registration fees	19,152	39,732

Trustee fees	14,245	18,799

Printing and mailing costs	10,456	22,384

Prime broker fees	—	1,945

Other	6,394	24,716

Total expenses	1,548,648	18,797,204

Less — expense reductions	(532,322)	(2,562,387)

Net expenses	1,016,326	16,234,817

NET INVESTMENT INCOME	10,048,934	88,418,584

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	—	2,778,252

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,436	15,088,616

Purchased options	(1,575,067)	2,594,538

Futures contracts	(10,786,025)	(50,041,014)

Written options	8,271,759	8,381,543

Swap contracts	—	(779,937)

Forward foreign currency exchange contracts	89,823	(2,138,414)

Foreign currency transactions	—	(340,573)

Net change in unrealized gain (loss) on:

Investments — affiliated issuers	—	1,807,670

Investments — unaffiliated issuers	(80,773)	(28,990,915)

Purchased options	9,516	6,188,408

Futures contracts	1,802,836	19,215,167

Written options	16,807	(10,965,099)

Swap contracts	—	6,703,974

Forward foreign currency exchange contracts	—	6,289,489

Foreign currency translation	—	487,696

Net realized and unrealized loss	(2,247,688)	(23,720,599)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,801,246	$64,697,985

(a)

Statements of Operations for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium Fund	$ 67	$ —	$ 69,799
Tactical Tilt Overlay Fund	2,932	89,935	602,560

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund(a)
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$ 37,663,474	$61,826,026	$ 44,078,078	$ 96,741,518

Net realized gain	100,708,732	325,004,652	64,854,636	218,333,293

Net change in unrealized gain (loss)	(3,991,407)	320,000,149	(73,864,698)	41,841,677

Net increase in net assets resulting from operations	134,380,799	706,830,827	35,068,016	356,916,488

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(390,152,143)	(54,313,580)	(1,533,379)	(489,815)

Class P Shares	—	—	(243,242,744)	(72,117,761)

Total distributions to shareholders	(390,152,143)	(54,313,580)	(244,776,123)	(72,607,576)

From share transactions:

Proceeds from sales of shares	725,164,571	1,924,804,556	185,915,225	268,238,290

Reinvestment of distributions	390,152,143	54,313,580	244,776,123	72,607,575

Cost of shares redeemed	(823,872,355)	(890,367,936)	(259,260,359)	(470,425,368)

Net increase (decrease) in net assets resulting from share transactions	291,444,359	1,088,750,200	171,430,989	(129,579,503)

TOTAL INCREASE (DECREASE)	35,673,015	1,741,267,447	(38,277,118)	154,729,409

Net assets:

Beginning of period	4,279,340,979	2,538,073,532	2,399,259,628	2,244,530,219

End of period	$4,315,013,994	$4,279,340,979	$2,360,982,510	$2,399,259,628

(a)

Statement of Changes in Net Assets for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund(a)		Tactical Tilt Overlay Fund(a)
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$ 10,048,934	$19,857,155	$ 88,418,584	$ 211,088,183

Net realized gain (loss)	(3,996,074)	14,013,053	(24,456,989)	105,511,544

Net change in unrealized gain (loss)	1,748,386	(1,766,848)	736,390	(11,047,834)

Net increase in net assets resulting from operations	7,801,246	32,103,360	64,697,985	305,551,893

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(14,604)	(11,216)	(731,961)	(1,239,651)

Class R6 Shares	—	—	(30,347,909)	(30,435,080)

Class P Shares	(19,970,435)	(18,407,711)	(208,905,823)	(216,862,467)

Total distributions to shareholders	(19,985,039)	(18,418,927)	(239,985,693)	(248,537,198)

From share transactions:

Proceeds from sales of shares	84,689,785	68,268,293	335,519,959	711,849,057

Reinvestment of distributions	19,985,039	18,418,927	239,985,692	248,537,197

Cost of shares redeemed	(40,417,623)	(99,725,686)	(460,472,469)	(1,006,395,976)

Net increase (decrease) in net assets resulting from share transactions	64,257,201	(13,038,466)	115,033,182	(46,009,722)

TOTAL INCREASE (DECREASE)	52,073,408	645,967	(60,254,526)	11,004,973

Net assets:

Beginning of period	444,612,507	443,966,540	4,701,415,728	4,690,410,755

End of period	$496,685,915	$444,612,507	$4,641,161,202	$ 4,701,415,728

(a)

Statements of Changes in Net Assets for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity — TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Global Managed Beta Fund

	Institutional Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.34		$13.62	$12.86	$16.71	$13.26	$11.86

Net investment income(a)	0.14		0.27	0.25	0.28	0.21	0.22

Net realized and unrealized gain (loss)	0.42		2.70	1.23	(2.69)	3.89	1.67

Total from investment operations	0.56		2.97	1.48	(2.41)	4.10	1.89

Distributions to shareholders from net investment income	(0.25)		(0.25)	(0.72)	(0.33)	(0.18)	(0.38)

Distributions to shareholders from net realized gains	(1.30)		—	—	(1.11)	(0.47)	(0.11)

Total distributions	(1.55)		(0.25)	(0.72)	(1.44)	(0.65)	(0.49)

Net asset value, end of period	$15.35		$16.34	$13.62	$12.86	$16.71	$13.26

Total return(b)	3.40%		22.05%	12.24%	(15.81)%	31.87%	16.13%

Net assets, end of period (in 000s)	$4,315,014		$4,279,341	$2,538,074	$1,662,524	$2,262,595	$1,593,288

Ratio of net expenses to average net assets(c)	0.26	%(d)	0.27%	0.30%	0.30%	0.20%	0.05%

Ratio of total expenses to average net assets(c)	0.34	%(d)	0.34%	0.36%	0.36%	0.35%	0.37%

Ratio of net investment income to average net assets	1.81	%(d)	1.83%	1.91%	1.94%	1.40%	1.79%

Portfolio turnover rate(e)	22%		56%	23%	26%	29%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Factor Allocation Fund

	Institutional Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024		2023		2022		2021		2020

Per Share Data

Net asset value, beginning of period	$12.46		$11.00		$10.50		$12.76		$11.98		$11.06

Net investment income (loss)(a)	0.22		0.49		0.31		(0.01)		(0.08)		0.03

Net realized and unrealized gain (loss)	(0.06)		1.34		0.39		(0.67)		1.77		1.18

Total from investment operations	0.16		1.83		0.70		(0.68)		1.69		1.21

Distributions to shareholders from net investment income	(0.42)		(0.37)		(0.18)		—		—		(0.15)

Distributions to shareholders from net realized gains	(0.82)		—		(0.02)		(1.58)		(0.91)		(0.14)

Total distributions	(1.24)		(0.37)		(0.20)		(1.58)		(0.91)		(0.29)

Net asset value, end of period	$11.38		$12.46		$11.00		$10.50		$12.76		$11.98

Total return(b)	1.36%		17.16%		6.88%		(6.47)%		15.01%		11.11%

Net assets, end of period (in 000s)	$18,549		$14,387		$14,710		$12,455		$3,960		$3,013

Ratio of net expenses to average net assets	0.74	%(c)	0.71%		0.70%		0.69%		0.69%		0.69%

Ratio of total expenses to average net assets	0.81	%(c)	0.81%		0.81%		0.81%		0.82%		0.82%

Ratio of net investment income (loss) to average net assets	3.70	%(c)	4.26%		2.94%		(0.10)%		(0.67)%		0.26%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended February 28, 2025, and the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Factor Allocation Fund

	Class P Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024		2023		2022		2021		2020

Per Share Data

Net asset value, beginning of period	$12.30		$10.86		$10.38		$12.62		$11.86		$10.96

Net investment income (loss)(a)	0.22		0.49		0.31		(0.04)		(0.08)		0.02

Net realized and unrealized gain (loss)	(0.05)		1.32		0.37		(0.62)		1.75		1.18

Total from investment operations	0.17		1.81		0.68		(0.66)		1.67		1.20

Distributions to shareholders from net investment income	(0.42)		(0.37)		(0.18)		—		—		(0.16)

Distributions to shareholders from net realized gains	(0.82)		—		(0.02)		(1.58)		(0.91)		(0.14)

Total distributions	(1.24)		(0.37)		(0.20)		(1.58)		(0.91)		(0.30)

Net asset value, end of period	$11.23		$12.30		$10.86		$10.38		$12.62		$11.86

Total return(b)	1.56%		17.10%		6.97%		(6.47)%		15.09%		11.03%

Net assets, end of period (in 000s)	$2,342,434		$2,384,873		$2,229,820		$2,095,895		$2,347,839		$1,616,030

Ratio of net expenses to average net assets	0.73	%(c)	0.70%		0.69%		0.67%		0.68%		0.68%

Ratio of total expenses to average net assets	0.80	%(c)	0.80%		0.80%		0.80%		0.81%		0.82%

Ratio of net investment income (loss) to average net assets	3.73	%(c)	4.28%		2.95%		(0.31)%		(0.66)%		0.15%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	There were no long-term transactions for the period ended February 28, 2025, and the years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Institutional Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,						Period Ended August 31, 2021(a)
			2024		2023		2022

Per Share Data

Net asset value, beginning of period	$10.02		$9.70		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.21		0.44		0.31		—	(c)	(0.02)

Net realized and unrealized gain (loss)	(0.07)		0.29		(0.20)		(0.40)		0.12

Total from investment operations	0.14		0.73		0.11		(0.40)		0.10

Distributions to shareholders from net investment income	(0.42)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		(0.04)		—

Total distributions	(0.42)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.74		$10.02		$9.70		$9.66		$10.10

Total return(d)	1.67%		7.53%		1.38%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$343		$327		$327		$306		$350

Ratio of net expenses to average net assets	0.45	%(e)	0.42%		0.39%		0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.67	%(e)	0.65%		0.60%		0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	4.31	%(e)	4.57%		3.25%		(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 28, 2025, and the years ended August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Class P Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,						Period Ended August 31, 2021(a)
			2024		2023		2022

Per Share Data

Net asset value, beginning of period	$10.02		$9.71		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.21		0.45		0.31		—	(c)	(0.01)

Net realized and unrealized gain (loss)	(0.06)		0.27		(0.19)		(0.40)		0.11

Total from investment operations	0.15		0.72		0.12		(0.40)		0.10

Distributions to shareholders from net investment income	(0.42)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		(0.04)		—

Total distributions	(0.42)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.75		$10.02		$9.71		$9.66		$10.10

Total return(d)	1.58%		7.65%		1.39%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$496,343		$444,286		$443,639		$511,763		$422,570

Ratio of net expenses to average net assets	0.44	%(e)	0.41%		0.38%		0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.66	%(e)	0.64%		0.59%		0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	4.32	%(e)	4.58%		3.23%		0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were no long-term transactions for the period ended February 28, 2025, and the years ended August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Institutional Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.96		$10.81	$10.51	$10.66	$10.20	$9.94

Net investment income (loss)(a)	0.20		0.49	0.39	0.05	(0.02)	0.11

Net realized and unrealized gain (loss)	(0.06)		0.23	— (b)	0.01	0.95	0.26

Total from investment operations	0.14		0.72	0.39	0.06	0.93	0.37

Distributions to shareholders from net investment income	(0.54)		(0.57)	(0.09)	(0.21)	(0.47)	(0.11)

Net asset value, end of period	$10.56		$10.96	$10.81	$10.51	$10.66	$10.20

Total return(c)	1.40%		6.81%	3.82%	0.49%	9.43%	3.72%

Net assets, end of period (in 000s)	$12,910		$15,795	$26,750	$21,588	$6,105	$1,681

Ratio of net expenses to average net assets(d)	0.71	%(e)	0.73%	0.71%	0.68%	0.69%	0.73%

Ratio of total expenses to average net assets(d)	0.77	%(e)	0.77%	0.77%	0.77%	0.78%	0.78%

Ratio of net investment income (loss) to average net assets	3.82	%(e)	4.52%	3.69%	0.47%	(0.15)%	1.08%

Portfolio turnover rate(f)	87%		41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Class R6 Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.59		$10.46	$10.17	$10.33	$9.91	$9.67

Net investment income (loss)(a)	0.20		0.47	0.38	0.02	(0.01)	0.07

Net realized and unrealized gain (loss)	(0.07)		0.23	— (b)	0.03	0.92	0.28

Total from investment operations	0.13		0.70	0.38	0.05	0.91	0.35

Distributions to shareholders from net investment income	(0.54)		(0.57)	(0.09)	(0.21)	(0.49)	(0.11)

Net asset value, end of period	$10.18		$10.59	$10.46	$10.17	$10.33	$9.91

Total return(c)	1.48%		6.86%	3.74%	0.49%	9.48%	3.80%

Net assets, end of period (in 000s)	$585,024		$620,690	$583,578	$573,866	$1,054,147	$736,643

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.72%	0.70%	0.67%	0.69%	0.72%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.76%	0.76%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	3.82	%(e)	4.51%	3.68%	0.23%	(0.09)%	0.73%

Portfolio turnover rate(f)	87%		41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Tactical Tilt Overlay Fund

	Class P Shares

	Six Months Ended February 28, 2025 (Unaudited)
			Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.59		$10.46	$10.17	$10.33	$9.91	$9.66

Net investment income (loss)(a)	0.20		0.47	0.38	0.04	(0.01)	0.08

Net realized and unrealized gain (loss)	(0.07)		0.23	— (b)	0.01	0.92	0.28

Total from investment operations	0.13		0.70	0.38	0.05	0.91	0.36

Distributions to shareholders from net investment income	(0.54)		(0.57)	(0.09)	(0.21)	(0.49)	(0.11)

Net asset value, end of period	$10.18		$10.59	$10.46	$10.17	$10.33	$9.91

Total return(c)	1.38%		6.86%	3.75%	0.49%	9.47%	3.79%

Net assets, end of period (in 000s)	$4,043,227		$4,064,931	$4,080,082	$3,951,830	$3,037,227	$2,291,061

Ratio of net expenses to average net assets(d)	0.70	%(e)	0.72%	0.70%	0.67%	0.69%	0.72%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.76%	0.76%	0.76%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	3.82	%(e)	4.51%	3.67%	0.37%	(0.08)%	0.78%

Portfolio turnover rate(f)	87%		41%	150%	61%	60%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Global Managed Beta Fund	Institutional	Diversified

Goldman Sachs Strategic Factor Allocation Fund	Institutional and P	Diversified

Goldman Sachs Strategic Volatility Premium Fund	Institutional and P	Diversified

Goldman Sachs Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund — Cayman Commodity-SFA, LLC., Cayman Commodity-SVP, LLC., and Cayman Commodity-TTIF, LLC., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of February 28, 2025, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Strategic Factor Allocation Fund	$2,360,982,510	$ 5,232,068	0.2%

Goldman Sachs Strategic Volatility Premium Fund	496,685,915	5,231,660	1.1

Goldman Sachs Tactical Tilt Overlay Fund	4,641,161,202	607,713,093	13.1

B. Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

56

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta and Tactical Tilt Overlay Funds, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions
Fund	Declared/Paid	Declared/Paid

Global Managed Beta Fund	Annually	Annually

Strategic Factor Allocation Fund	Annually	Annually

Strategic Volatility Premium Fund	Quarterly	Annually

Tactical Tilt Overlay Fund	Annually	Annually

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations and Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

58

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule and Consolidated Schedules of Investments.

59

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty

60

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2025:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$293,843	$—	$—

Asia	1,943,815	30,544,609	—

Australia and Oceania	55,735	8,769,902	—

Europe	9,500,089	75,828,025	—

North America	321,402,942	123,496	592

Securities Lending Reinvestment Vehicle	4,588,040	—	—

Preferred Stocks	—	423,695	—

Exchange Traded Funds	3,485,113,322	—	—

Investment Company	186,907,865	—	—

Total	$4,009,805,651	$115,689,727	$592

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$12,093,932	$—

Futures Contracts(b)	145,460	—	—

Purchased Option Contracts	34,516,163	4,751,935	—

Total	$34,661,623	$16,845,867	$—

61

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL MANAGED BETA FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(3,497,260)	$—

Futures Contracts(b)	(38,398,893)	—	—

Written Option Contracts	(1,735,792)	(476,905)	—

Total	$(40,134,685)	$(3,974,165)	$—

(a)  Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)  Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$1,530,753,078	$—	$—

Investment Company	624,924,854	—	—

Total	$2,155,677,932	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,425,764	$—

Futures Contracts(a)	6,644,898	—	—

Purchased Option Contracts	28,841,378	—	—

Total	$35,486,276	$4,425,764	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,716,042)	$—

Futures Contracts(a)	(16,306,491)	—	—

Written Option Contracts	(2,672,471)	—	—

Total	$(18,978,962)	$(2,716,042)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$332,828,930	$—	$—

Investment Companies	141,046,617	—	—

Total	$473,875,547	$—	$—

62

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$1,246,747	$—	$—

Purchased Option Contracts	331,355	—	—

Total	$1,578,102	$—	$—

Liabilities

Futures Contracts(a)	$(250,781)	$—	$—

Written Option Contracts	(221,619)	—	—

Total	$(472,400)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$327,940,303	$—	$—

Agency Debentures	—	166,154	—

Securities Lending Reinvestment Vehicle	40,196,460	—	—

Exchange Traded Funds	314,005,320	—	—

Investment Companies	1,307,950,407	—	—

Short-term Investments	—	2,588,347,530	—

Total	$1,990,092,490	$2,588,513,684	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,322,596	$—

Futures Contracts(a)	15,217,291	—	—

Interest Rate Swap Contracts(a)	—	4,893,394	—

Total Return Swap Contracts(a)	—	5,729,770	—

Purchased Option Contracts	4,633,717	11,753,264	—

Total	$19,851,008	$26,699,024	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(19,310)	$—

Futures Contracts(a)	(725,650)	—	—

Interest Rate Swap Contracts(a)	—	(223,285)	—

Written Option Contracts	(1,906,068)	(4,845,929)	—

Total	$(2,631,718)	$(5,088,524)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

63

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$16,845,867		Payable for unrealized loss on forward foreign currency exchange contracts	$(3,497,260)

Equity	Variation margin on futures contracts	145,460	(a)	Variation margin on futures contracts; Written options, at value	(40,611,590	)(a)

Interest rate	Purchased options, at value	34,516,163		—	—

Total		$51,507,490			$(44,108,850)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$4,425,764		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,716,042)

Equity	Purchased options, at value	1,277,225		Variation margin on futures contracts; Written options, at value	(18,671,435	)(a)

Interest rate	Variation margin on futures contracts; Purchased options, at value	34,209,051	(a)	Variation margin on futures contracts; Written options, at value	(307,527	)(a)

Total		$39,912,040			$(21,695,004)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$121,965	(a)	Written options, at value	$(191,335)

Interest rate	Variation margin on futures contracts; Purchased options, at value	1,456,137	(a)	Variation margin on futures contracts; Written options, at value	(281,065	)(a)

Total		$1,578,102			$(472,400)

64

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts; purchased options, at value	$7,301,942		Payable for unrealized loss on forward foreign currency contracts; written options, at value	$(19,457)

Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts and purchased options, at value	18,426,001	(a)	Variation margin on futures contracts; written options, at value	(6,434,484	)(a)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts and purchased options, at value	20,822,089	(a)	Variation margin on swap contracts; written options, at value	(1,266,301	)(a)

Total		$46,550,032			$(7,720,242)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule and Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Statement and Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement and Consolidated Statements of Operations:

Global Managed Beta Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, and purchased options	$ 1,410,010	$34,571,407

Equity	Net realized gain (loss) from futures contracts and written options/ Net change in unrealized gain (loss) on futures contracts and written options	84,001,205	(77,077,262)

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(11,045,107)	(23,446,967)

Total		$ 74,366,108	$(65,952,822)

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (9,926,071)	$13,264,914

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	133,255,155	(85,941,397)

Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(58,507,960)	(1,287,512)

Total		$ 64,821,124	$(73,963,995)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts	$ 89,823	$—

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	4,520,322	53,815

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(8,609,655)	1,775,344

Total		$ (3,999,510)	$1,829,159

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency contracts; purchased options and written options	$ (571,539)	$11,427,849

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	14,567,906	(4,751,019)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(55,979,651)	20,755,109

Total		$(41,983,284)	$27,431,939

66

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta Fund	4,604	$883,429,192	$—	584,249,242	$—	74,563	$—

Strategic Factor Allocation Fund	17,112	775,812,278	—	72,886,933	—	8,268,700	—

Strategic Volatility Premium Fund	3,343	—	—	1,416,583	—	1,395,533	—

Tactical Tilt Overlay Fund	19,404	158,341,049	425,004,821	192,299,291	329,258,360	157,912,449	530,605,331

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, Swap Agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^

Global Managed Beta Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.23%

Strategic Factor Allocation Fund	0.75	0.68	0.64	0.62	0.74	0.68(a)

Strategic Volatility Premium Fund	0.50	0.45	0.43	0.42	0.50	0.34(a)

Tactical Tilt Overlay Fund	0.75	0.68	0.64	0.62	0.71	0.67(a)

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2025. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Strategic Volatility Premium Fund invests in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund. The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Value Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invests in Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities

67

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

lending transactions in the Government Money Market Fund. For the six months ended February 28, 2025, GSAM waived $1,572,818, $761,480, $133,979 and $1,273,955 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2025. For the six months ended February 28, 2025, GSAM waived $232,831 of the Strategic Volatility Premium Fund’s management fee. GSAM also provides management services to the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ Subsidiaries pursuant to Subsidiary Management Agreements (each, a “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of each Subsidiary’s management fee, and for as long as each Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under each Subsidiary Agreement. For the six months ended February 28, 2025, GSAM waived $10,768, $10,768 and $1,250,388 of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Fund’s management fees, respectively.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2025 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta Fund	$1,572,818	$ —	$1,572,818

Strategic Factor Allocation Fund	772,248	98,668	870,916

Strategic Volatility Premium Fund	377,578	154,744	532,322

Tactical Tilt Overlay Fund	2,524,343	38,044	2,562,387

68

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Line of Credit Facility — As of February 28, 2025, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2025, the Funds did not have any borrowings under the facility.

E. Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs earned $111,591 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Tactical Tilt Overlay Fund.

As of February 28, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional

Strategic Volatility Premium Fund	16%

The tables below show the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2025:

Goldman Sachs Global Managed Beta Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of 2/28/25	Shares as of 2/28/25	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$47,673,045	$19,060,348	$(23,341,265)	$4,372	$(303,131)	$43,093,369	1,321,072	$597,952

Goldman Sachs Financial Square Government Fund — Institutional Shares	215,810,091	762,160,923	(791,063,149)	—	—	186,907,865	186,907,865	4,798,487

Goldman Sachs MarketBeta International Equity ETF	565,976,472	78,129,518	(74,424,618)	(933,463)	(8,498,388)	560,249,521	9,603,180	6,068,573

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	266,945,431	53,879,090	(81,781,078)	5,343,496	15,025,056	259,411,995	4,814,625	836,873

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	493,658,397	49,317,315	(164,286,088)	9,830,787	2,443,569	390,963,980	7,837,164	5,015,486

Goldman Sachs MarketBeta U.S. Equity ETF	962,813,789	384,732,314	(247,447,789)	2,471,355	48,664,600	1,151,234,269	14,058,301	6,156,078

Total	$2,552,877,225	$1,347,279,508	$(1,382,343,987)	$16,716,547	$57,331,706	$2,591,860,999		$23,473,449

Goldman Sachs Strategic Factor Allocation Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of 2/28/25	Shares as of 2/28/25	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,408,271,148	$1,350,029,374	$(2,133,375,668)	$624,924,854	624,924,854	$22,119,893

69

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Strategic Volatility Premium Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of 2/28/25	Shares as of 2/28/25	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$5,101,449	$272,072	$(102,400)	$5,271,121	5,271,121	$3,877,138

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares	132,716,299	345,780,586	(342,721,389)	135,775,496	135,775,496	—

Total	$137,817,748	$346,052,658	$(342,823,789)	$141,046,617		$3,877,138

Goldman Sachs Tactical Tilt Overlay Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain/(Loss)	Market Value as of 2/28/25	Shares as of 2/28/25	Dividend Income	Capital Gain Distributions

Goldman Sachs Energy Infrastructure Fund — Class R6	$24,942,235	$3,183,426	$—	$1,312,736	$29,438,397	2,064,404	$405,174	$2,778,252

Goldman Sachs Financial Square Government Fund — Institutional Shares	1,567,406,812	1,915,561,116	(2,209,437,075)	—	1,273,530,853	1,273,530,853	32,295,815	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	4,337,646	148,577	—	494,934	4,981,157	120,785	148,577	—

Total	$1,596,686,693	$1,918,893,119	$(2,209,437,075)	$1,807,670	$1,307,950,407		$32,849,566	$2,778,252

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta Fund	$ —	$853,951,768	$ —	$872,163,414

Tactical Tilt Overlay Fund	392,080,127	215,776,361	404,929,051	137,031,027

For the six months ended February 28, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds, respectively.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next

70

GOLDMAN SACHS ALLOCATION FUNDS

7. SECURITIES LENDING (continued)

business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statement and Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025.

Fund	Beginning Value as of August 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of February 28, 2025	Shares as of February 28, 2025

Global Managed Beta Fund	$ —	$ 82,230,765	$(77,642,725)	$ 4,588,040	4,588,040

Tactical Tilt Overlay Fund	32,982,945	496,406,131	(489,192,616)	40,196,460	40,196,460

71

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Capital loss carryforwards:

Perpetual Short-Term	$ —	$—	$ (7,406,945)	$(126,168,576)

Perpetual Long-Term	—	—	(11,117,174)	—

Total capital loss carryforwards	—	—	(18,524,119)	(126,168,576)

Timing differences(Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$(42,861,044)	$(11,840,272)	$ —	$(7,524,524)

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Tax Cost	$3,445,621,423	$2,250,875,919	$473,501,902	$4,589,110,945

Gross unrealized gain	763,827,411	456,937	373,645	27,645,671

Gross unrealized loss	(83,952,864)	(95,654,924)	—	(38,150,442)

Net unrealized gain (loss)	$679,874,547	$(95,197,987)	$ 373,645	$(10,504,771)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and swap transactions.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual

72

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may

73

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. OTHER RISKS (continued)

vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to

74

GOLDMAN SACHS ALLOCATION FUNDS

9. OTHER RISKS (continued)

successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	44,769,580	$725,164,571	133,623,792	$1,924,804,556

Reinvestment of distributions	24,998,210	390,152,143	3,816,836	54,313,580

Shares redeemed	(50,558,448)	(823,872,355)	(61,823,377)	(890,367,936)

NET INCREASE	19,209,342	291,444,359	75,617,251	1,088,750,200

75

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Factor Allocation Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	644,909	$7,641,745	91,334	$1,073,736

Reinvestment of distributions	132,257	1,533,379	44,048	489,814

Shares redeemed	(301,316)	(3,765,172)	(318,582)	(3,639,227)

	475,850	5,409,952	(183,200)	(2,075,677)

Class P Shares

Shares sold	15,241,388	178,273,480	23,428,587	267,164,554

Reinvestment of distributions	21,253,616	243,242,744	6,568,102	72,117,761

Shares redeemed	(21,801,609)	(255,495,187)	(41,442,327)	(466,786,141)

	14,693,395	166,021,037	(11,445,638)	(127,503,826)

NET INCREASE (DECREASE)	15,169,245	$171,430,989	(11,628,838)	$(129,579,503)

	Strategic Volatility Premium Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	7,638	$75,142	9,994	$96,386

Reinvestment of distributions	1,532	14,604	1,170	11,216

Shares redeemed	(6,632)	(64,253)	(12,251)	(118,481)

	2,538	25,493	(1,087)	(10,879)

Class P Shares

Shares sold	8,567,745	84,614,643	7,011,705	68,171,907

Reinvestment of distributions	2,093,337	19,970,435	1,919,469	18,407,711

Shares redeemed	(4,106,035)	(40,353,370)	(10,290,175)	(99,607,205)

	6,555,047	64,231,708	(1,359,001)	(13,027,587)

NET INCREASE (DECREASE)	6,557,585	$64,257,201	(1,360,088)	$(13,038,466)

76

GOLDMAN SACHS ALLOCATION FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tactical Tilt Overlay Fund

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	104,927	$1,131,085	260,454	$2,795,027

Reinvestment of distributions	70,789	731,961	116,399	1,239,650

Shares redeemed	(394,281)	(4,195,409)	(1,410,497)	(15,165,659)

	(218,565)	(2,332,363)	(1,033,644)	(11,130,982)

Class R6 Shares

Shares sold	4,341,042	44,230,001	10,845,859	113,098,000

Reinvestment of distributions	3,043,923	30,347,908	2,957,734	30,435,080

Shares redeemed	(8,545,583)	(88,070,000)	(10,960,203)	(113,669,188)

	(1,160,618)	(13,492,091)	2,843,390	29,863,892

Class P Shares

Shares sold	28,015,487	290,158,873	57,458,286	595,956,030

Reinvestment of distributions	20,953,443	208,905,823	21,075,070	216,862,467

Shares redeemed	(35,755,443)	(368,207,060)	(84,583,238)	(877,561,129)

	13,213,487	130,857,636	(6,049,882)	(64,742,632)

NET INCREASE (DECREASE)	11,834,304	$115,033,182	(4,240,136)	$(46,009,722)

77

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

© 2025 Goldman Sachs. All rights reserved. ALLOCATESAR-25

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. ALLOCATESAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 29, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	April 29, 2025